UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/Short Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 01/31/2014

Item 1 – Report to Stockholders

JANUARY 31, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

>	BlackRock Emerging Markets Long/Short Equity Fund
>	BlackRock Global Long/Short Equity Fund
Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JANUARY 31, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as loose monetary policy beckoned investors to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were not as fruitful in the earlier part of the year given uneven growth rates and more direct exposure to macro risks such as the resurgence of political instability in Italy, the banking crisis in Cyprus and a generally poor outlook for European economies. Additionally, emerging markets significantly lagged the rest of the world due to slowing growth and structural imbalances.

Global financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs—comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes after the Fed defied market expectations with its decision to delay tapering. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but equities and other so-called “risk assets” resumed their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time extended its time horizon for maintaining low short-term interest rates. Markets reacted positively, as this move signaled the Fed’s perception of real improvement in the economy and investors were finally relieved from the tenacious anxiety that had gripped them for quite some time.

Investors’ risk appetite diminished in the new year. Heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. While tighter global liquidity was an ongoing headwind for developing countries, financial troubles in Argentina and Turkey launched a sharp sell-off in a number of emerging market currencies. Unexpectedly poor economic data out of China added to the turmoil. In the US, most indicators continued to signal a strengthening economy; however, stagnant wage growth raised concerns about the sustainability of the overall positive momentum. US stocks underperformed other developed equity markets as a number of disappointing corporate earnings reports prompted investors to take advantage of lower valuations abroad.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended January 31. In contrast, emerging markets were weighed down by uneven growth, high debt levels and severe currency weakness. Rising interest rates pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2014

	6-month	12-month
US large cap equities (S&P 500® Index)	6.85%	21.52%
US small cap equities (Russell 2000® Index)	8.88	27.03
International equities (MSCI Europe, Australasia, Far East Index)	7.51	11.93
Emerging market equities (MSCI Emerging Markets Index)	(0.33)	(10.17)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.77	(2.97)
US investment grade bonds (Barclays US Aggregate Bond Index)	1.78	0.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.13	(1.10)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	4.70	6.76

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2014	BlackRock Emerging Markets Long/Short Equity Fund

Investment Objective

BlackRock Emerging Markets Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary
How did the Fund perform?

•	For the six-month period ended January 31, 2014, the Fund underperformed its benchmark, the BofA Merrill Lynch 3-Month US Treasury Bill Index.
What factors influenced performance?

•	As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to effective stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in emerging markets.
•	Stock selection had a negative impact on returns during the period, particularly in China. The largest detractors were the Fund’s short positions on stocks that had appreciated significantly and became expensive when measured against the company’s assets and/or earnings. Most notably, a short position in Korean shipbuilder Hyundai Mipo Dockyard hurt results. The fundamentals for this company have been weak due to global overcapacity in shipbuilding. Nevertheless, the stock price surged higher during the period.
•	The Fund’s long net market positioning was a small contributor to performance for the period. (The net market position is the difference between the Fund’s total long positions and total short positions.) Specifically, the Fund held nearly 30% net long exposure in September and October 2013 when the market moved up more than 11%. The Fund’s net long exposure averaged 24% from November 2013 to January 2014, during which the market declined nearly 10%. The Fund used net market exposure as a risk management tool to protect against market volatility by bringing the net exposure down to 15% by January 31, 2014, which is 5% below the Fund’s target level of 20%.
•	The Fund succeeded in mitigating many of the risks inherent in emerging market investing. Throughout this volatile period, the Fund maintained its portfolio volatility at a level that was 40% or lower than that of the emerging equity market.
Describe recent portfolio activity.

•	Throughout this period, the investment advisor continued to rely largely upon measures of consistency in fundamentals to drive decisions in taking key long and short positions but also took into account material price movements or changing information while seeking to capitalize upon these trends. Despite some episodic payoffs, positions driven by companies’ prices relative to their assets and earnings struggled during the period. The Fund reduced exposure to those companies and increased exposure to companies that have improving fundamentals and a positive earnings outlook.
•	The Fund’s cash exposure had no material impact on performance as the Fund expresses long and short positions via the use of derivatives. The Fund was fully invested throughout the period.
Describe portfolio positioning at period end.

•	As of period end, the Fund held a reduced net market exposure driven mainly by market sentiment and the recent decline in global initial public offerings and acquisition announcements. In addition to fundamental stock selection, the Fund sought to capitalize on stock selection within baskets of stocks relating to bigger picture, macro themes. This is particularly important given the divergence in performance across emerging market countries that materialized in 2013. While selecting specific stocks continues to be the Fund’s central investment theme, the importance of macro sensitivities and other factors has expanded and provides a wide range of opportunity for exploring investment themes. The Fund also maintained an allocation to “emerging markets in developed markets” in order to capitalize on the segmentation bias among emerging market investors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JANUARY 31, 2014

BlackRock Emerging Markets Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	Under normal conditions, the Fund invests at least 80% of its total assets in global equity instruments and related derivative instruments issued by, or tied economically to, companies in emerging markets.
[3]	An unmanaged index that tracks 3-month US Treasury securities.
[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2014

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(3.46)%	(2.92)%	N/A	1.75%	N/A
Investor A	(3.55)	(3.10)	(8.18)%	1.51	(0.82)%
Investor C	(3.90)	(3.90)	(4.86)	0.71	0.71
BofA Merrill Lynch 3-Month US Treasury Bill Index	0.03	0.08	N/A	0.08	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on October 6, 2011.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$966.30	$8.67	$1,000.00	$1,016.38	$8.89	1.75%
Investor A	$1,000.00	$965.40	$9.56	$1,000.00	$1,015.48	$9.80	1.93%
Investor C	$1,000.00	$961.00	$13.30	$1,000.00	$1,011.64	$13.64	2.69%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2014	5

Fund Summary as of January 31, 2014	BlackRock Global Long/Short Equity Fund

Investment Objective
BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary
How did the Fund perform?

•	For the six-month period ended January 31, 2014, the Fund outperformed its benchmark, the BofA Merrill Lynch 3-Month US Treasury Bill Index.
What factors influenced performance?

•	As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to effective stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in global equity markets.
•	The largest positive return contributions came from country and industry positioning, while relative stock selection and the Fund’s net long positions also added value. With respect to country positioning, a long position in Spanish stocks had a positive impact as the country exited recession in late 2013 and unemployment started to fall from high levels. This boosted the country’s stocks and long positions in names such as clothing retailer Inditex SA and banks Bankinter SA and Banco Bilbao Vizcaya Argentaria SA performed particularly well. From an industry perspective, the Fund benefited from long positions in aerospace & defense including Raytheon Co. and Northrop Grumman Corp., which rallied on a resolution to the US government shutdown and a deal to raise the debt ceiling. Within internet software & services, long positions in IAC/InterActiveCorp, VeriSign, Inc. and Facebook, Inc. were notable contributors.
•	Relative stock selection in US, UK and French names had a positive impact on results. In particular, a short position in UK supermarket Tesco proved beneficial as the stock declined after the company reported that it had, along with the other big-4 supermarkets, lost further market share to discount retailers Aldi and Lidl. In addition, the Fund benefited from positions that were predicated on the anticipated impact of reduced global liquidity, particularly in US names. The Fund’s overall net long exposure also provided a small lift to performance as equity markets rallied toward the end of 2013.
•	Detracting from performance was a net short position in Japan as a weakening yen supported the country’s exporters and drove stock prices higher. The Fund reduced this short exposure at the end of 2013 as the yen weakened further. Also having a negative impact was a long position in Norwegian stocks, which broadly declined after the country posted disappointing economic data. Norwegian telecom firm Telenor ASA was a particularly poor performer for the period. From an individual stock perspective, the largest detractor was the Fund’s long position in direct selling company Nu Skin Enterprises, Inc. (US). The stock sold off in January 2014 after the Chinese government announced it would open an investigation into the operations of the company. The company derives approximately 25% of revenues from Chinese consumers.
Describe recent portfolio activity.

•	The Fund maintained an overall net long market position for much of the six-month period. (The net market position is the difference between the Fund’s total long positions and total short positions.) However, the Fund reduced its total long positions in the latter part of the period as equities began to look increasingly expensive relative to other asset classes and investor enthusiasm began to show signs of weakening. In January 2014, the Fund moved to a net short market position.
•	The Fund began the period with a net long position in the UK with a focus on stocks with high exposure to the domestic economy. However, after a strong rally, economic indicators weakened in the fourth quarter of 2013 and the Fund moved to a net short position in UK stocks. After maintaining short positions in Australia and Canada for much of 2013, the Fund moved to large long positions in these countries given expectations that both economies will benefit from weakness in their local currencies spurring export growth. Also during the period, the Fund moved from short to long positions in both the energy and materials sectors.
•	The Fund’s cash exposure had no material impact on performance as the Fund expresses long and short positions via the use of derivatives. The Fund was fully invested throughout the period.
Describe portfolio positioning at period end.

•	As of period end, the Fund’s overall net market exposure was short at approximately (1.4)% of net assets, reflecting a cautious view on stock price valuations and market sentiment. However, the Fund continued to be positioned to benefit from global growth with long exposure to high-growth, cyclical industries including internet software & services and media, and short exposure to defensive, non-cyclical segments such as utilities, food producers and food retailers. In contrast, the Fund was positioned for a slowdown in emerging economies, with short positions in exporters that have high exposure to emerging markets such as Nestle and Unilever. The Fund’s negative view on core European countries such as the UK, Switzerland and France has been mainly driven by this positioning. The Fund remained long in peripheral European countries including Italy and Spain due to attractive valuations relative to core European countries and the continuation of inflows from foreign investors. The Fund also remained long in Sweden given the central bank’s determination to stimulate the economy and increase inflation with loose monetary policy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JANUARY 31, 2014

BlackRock Global Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.
[3]	An unmanaged index that tracks 3-month US Treasury securities.
[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2014

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.82%	17.55%	N/A	18.29%	N/A
Investor A	6.60	17.20	11.05%	17.98	12.41%
Investor C	6.22	16.38	15.38	17.13	17.13
BofA Merrill Lynch 3-Month US Treasury Bill Index	0.03	0.08	N/A	0.07	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on December 20, 2012.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,068.20	$8.86	$1,000.00	$1,016.64	$8.64	1.70%
Investor A	$1,000.00	$1,066.20	$10.05	$1,000.00	$1,015.48	$9.80	1.93%
Investor C	$1,000.00	$1,062.20	$13.88	$1,000.00	$1,011.75	$13.54	2.67%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2014	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.
Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 4 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2013 and held through January 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	BLACKROCK FUNDS	JANUARY 31, 2014

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts and swaps, as specified in Note 3 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Portfolio Information as of January 31, 2014

BlackRock Emerging Markets Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
Taiwan	10%	8%	18%
China	10	5	15
Republic of Korea	8	7	15
Brazil	4	4	8
Russia	4	4	8
Hong Kong	3	6	9
South Africa	3	4	7
Mexico	3	3	6
Malaysia	2	1	3
Turkey	2	1	3
Thailand	2	0	2
Poland	1	1	2
Philippines	1	0	1
Chile	1	0	1
United Kingdom	1	0	1
Other[2]	0	1	1
Total	55%	45%	100%

BlackRock Global Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
United States	21%	24%	45%
Japan	4	4	8
United Kingdom	2	5	7
Netherlands	3	2	5
Switzerland	—	4	4
Norway	4	—	4
France	—	4	4
China	4	—	4
Germany	1	2	3
Canada	3	—	3
Sweden	1	2	3
Australia	2	—	2
Hong Kong	2	—	2
Ireland	—	2	2
Other[2]	3	1	4
Total	50%	50%	100%
[1]	Total investments include the gross notional values of long and short positions of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
[2]	Includes holdings within countries representing 1% or less of long-term investments. Please refer to the Schedules of Investments for such countries.

BLACKROCK FUNDS	JANUARY 31, 2014	9

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	601,727,131	$601,727,131
Total Short-Term Securities (Cost — $601,727,131*) — 100.2%		601,727,131
Liabilities in Excess of Other Assets — (0.2)%		(1,403,979)
Net Assets — 100.0%		$600,323,152

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)
Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	622,257,520	(20,530,389)	601,727,131	$124,445

(b)	Represents the current yield as of report date.
•	Total return swaps outstanding as of January 31, 2014 were as follows:[1]

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	2/06/14 – 8/03/15	$38,076,863	$4,231,006	[2]	$42,012,097
	Morgan Stanley & Co, Inc.	10/09/14 – 7/11/16	$35,629,221	7,684,319	[3]	41,369,851
	UBS AG	2/28/14 – 5/02/18	$41,822,339	1,692,285	[4]	43,812,781
Total				$13,607,610		$127,194,729
[1]	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the total return swap.
[2]	Amount includes $295,772 of dividends and financing fee due to/from the Fund and/or the counterparty.
[3]	Amount includes $1,943,689 of dividends and financing fee due to/from the Fund and/or the counterparty.
[4]	Amount includes $(298,157) of dividends and financing fee due to/from the Fund and/or the counterparty.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR AUD CAD CHF EUR GDR JPY NOK SEK SGD USD	American Depositary Receipts Australian Dollar Canadian Dollar Swiss Franc Euro Global Depositary Receipts Japanese Yen Norwegian Krone Swedish Krona Singapore Dollar US Dollar

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2014, expiration dates 2/06/14 — 8/03/15:

	Shares	Value
Reference Entity — Long
Brazil
AES Tiete SA, Preference Shares	114,100	$892,658
Bradespar SA, Preference Shares	198,500	1,834,269
Braskem SA, Preference A Shares	31,900	245,603
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	89,408	3,421,644
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	94,700	3,665,173
Cia Energetica de Minas Gerais, Preference Shares	7,248	41,838
Cia Energetica de Sao Paulo, Preference B Shares	1,600	15,296
Cia Paranaense de Energia — ADR	65,107	746,126
Cia Paranaense de Energia, Preference B Shares	10,282	118,574
Estacio Participacoes SA	14,400	111,644
Even Construtora e Incorporadora SA	381,000	1,130,409
Randon Participacoes SA, Preference Shares	36,300	140,191
Vale SA, Preference Shares — ADR	346,927	4,260,264
Vale SA, Preference A Shares	326,900	4,063,814
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	77,200	962,901
		21,650,404
Chile
Enersis SA — ADR	234,848	3,116,433
China
Agricultural Bank of China Ltd., Class H	873,000	381,106
Bank of China Ltd., Class H	3,846,000	1,623,320
BBMG Corp., Class H	808,000	631,880
China Citic Bank Corp. Ltd., Class H	134,000	64,276
China Communications Construction Corp. Ltd., Class H	7,153,000	5,205,408
China Merchants Bank Co. Ltd., Class H	31,111	54,799
China Oilfield Services Ltd., Class H	758,000	2,032,825
China Railway Construction Corp., Class H	2,218,000	1,850,394
China Railway Group Ltd., Class H	759,000	337,396
Coolpad Group Ltd.	1,292,000	695,859
Dongfeng Motor Group Co. Ltd., Class H	2,764,000	4,069,762
Fosun International Ltd.	320,000	344,050
Greentown China Holdings Ltd.	565,500	805,884
Guangzhou Pharmaceutical Co. Ltd.	178,000	577,675
Guangzhou R&F Properties Co. Ltd., Class H	1,085,200	1,445,388
Industrial and Commercial Bank of China Ltd., Class H	179,000	110,364
Jiangsu Expressway Co. Ltd., Class H	1,984,000	2,490,857
Kingsoft Corp. Ltd.	791,000	2,581,104
Lonking Holdings Ltd.	4,745,000	952,298
Shanghai Industrial Holdings Ltd.	255,000	849,717
Sinopharm Group Co., Class H	194,800	549,362
Tencent Holdings Ltd.	134,500	9,429,778
Tingyi Cayman Islands Holding Corp.	828,000	2,142,239
Zhejiang Expressway Co. Ltd., Class H	1,322,000	1,179,913
		40,405,654
Hong Kong
Anxin-China Holdings Ltd.	372,000	94,255
Belle International Holdings Ltd.	1,045,000	1,131,553
China Lumena New Materials Corp.	1,822,000	323,259
China Power International Development Ltd.	1,298,000	436,626
China Resources Cement Holdings Ltd.	482,000	328,945
Geely Automobile Holdings Ltd.	19,850,000	8,111,864
GOME Electrical Appliances Holding Ltd.	24,043,000	4,167,170
Guangdong Investment Ltd.	142,000	130,987
Haier Electronics Group Co. Ltd.	226,000	655,596
Huabao International Holdings Ltd.	945,000	478,503

	Shares	Value
Reference Entity — Long
Hong Kong (concluded)
Kingboard Chemical Holdings Ltd.	36,000	$80,456
KWG Property Holding Ltd.	801,000	417,463
Lee & Man Paper Manufacturing Ltd.	280,000	187,484
REXLot Holdings Ltd.	10,250,000	1,599,506
Shenzhen Investment Ltd.	1,278,000	455,900
		18,599,567
Indonesia
Telekomunikasi Indonesia Persero Tbk PT	1,951,500	361,878
Telekomunikasi Indonesia Persero Tbk PT — ADR	18,553	672,917
		1,034,795
Malaysia
Axiata Group Bhd	797,200	1,562,931
British American Tobacco Malaysia Bhd	116,400	2,114,783
DiGi.Com Bhd	249,200	349,622
Lafarge Malayan Cement Bhd	77	196
MISC Bhd	468,800	840,849
PPB Group Bhd	122,200	563,345
Sapurakencana Petroleum Bhd	714,500	936,118
Telekom Malaysia Bhd	87,900	144,699
Tenaga Nasional Bhd	1,948,600	6,869,688
		13,382,231
Mexico
Alfa SAB de CV, Series A	328,600	926,291
Arca Continental SAB de CV	196,000	1,076,139
Fomento Economico Mexicano SAB de CV	129,400	1,172,476
Fomento Economico Mexicano SAB de CV — ADR	64,586	5,828,241
Gruma SAB de CV, Class B	43,900	356,938
Grupo Aeroportuario del Pacifico SAB de CV, Class B	359,600	1,950,455
Grupo Aeroportuario del Pacifico SAB de CV — ADR	10,682	578,857
Grupo Aeroportuario del Sureste SAB de CV, Class B	74,800	843,695
Grupo Carso SAB de CV, Series A-1	67,500	352,540
Grupo Lala SAB de CV	35,900	76,503
Infraestructura Energetica Nova SAB de CV	168,600	725,885
Kimberly-Clark de Mexico SAB de CV	1,706,183	4,350,295
		18,238,315
Peru
Compania de Minas Buenaventura SA — ADR	79,036	980,046
Philippines
Manila Electric Co.	29,700	169,393
Philippine Long Distance Telephone Co.	4,745	283,530
Philippine Long Distance Telephone Co. — ADR	33,524	1,997,360
Universal Robina Corp.	160,490	417,746
		2,868,029
Poland
Cyfrowy Polsat SA	93,709	585,783
PGE SA	441,080	2,304,806
Tauron Polska Energia SA	32,399	43,898
Telekomunikacja Polska SA	962,106	3,204,985
		6,139,472
Republic of Korea
Amorepacific Corp.	2,506	2,355,527
Amorepacific Group	3,091	1,356,784
CJ CGV Co. Ltd.	1,830	82,200
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	96,240	3,062,686
Doosan Corp.	3,538	449,164
e-LITECOM Co. Ltd.	3,436	54,048
Hanjin Kal Corp.	1	22
Hanwha Corp.	238,740	8,034,040
Hotel Shilla Co. Ltd.	7,692	552,408
Hyosung Corp.	29,327	1,831,891
Hyundai Engineering & Construction Co. Ltd.	27,276	1,474,328

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Republic of Korea (concluded)
Hyundai Mobis	5,022	$1,438,343
Jahwa Electronics Co. Ltd.	11,730	209,735
KCC Corp.	5,755	2,620,994
Korea Aerospace Industries Ltd.	167,810	4,961,729
Korea Petrochemical Ind Co. Ltd.	1,481	103,234
Korea Zinc Co. Ltd.	1,436	457,192
Korean Air Lines Co. Ltd.	9	287
Korean Reinsurance Co.	8,037	84,458
KT Skylife Co. Ltd.	16,370	423,508
KT&G Corp.	3,649	258,074
LG Fashion Corp.	6,140	167,150
LG Hausys Ltd.	909	132,048
Lotte Chemical Corp.	1,920	371,884
Lotte Chilsung Beverage Co. Ltd.	130	196,758
Lotte Food Co. Ltd.	253	184,583
Lumens Co. Ltd.	39,790	408,542
Maeil Dairy Industry Co. Ltd.	11,776	466,791
Mirae Asset Securities Co. Ltd.	11,290	374,111
Partron Co. Ltd.	14,778	184,438
Poongsan Corp.	3,720	90,333
S-1 Corp.	3,871	280,832
Samsung Electronics Co. Ltd.	1,738	2,058,154
SFA Engineering Corp.	7,854	330,523
SK C&C Co. Ltd.	918	106,082
SK Chemicals Co. Ltd.	7,840	425,699
SK Networks Co. Ltd.	175,460	1,373,269
Sungwoo Hitech Co. Ltd.	4,814	68,854
		37,030,703
Russia
Aeroflot - Russian Airlines OJSC	109,000	257,594
Gazprom OAO	1,385,220	5,743,265
Lukoil OAO	25,539	1,446,402
Lukoil OAO — ADR	26,698	1,515,746
Surgutneftegas OAO	566,000	434,846
Surgutneftegas OAO, ADR	210,149	1,613,730
Surgutneftegas OAO, Preference Shares	11,780,300	8,510,335
Tatneft	48,350	269,355
		19,791,273
South Africa
Coronation Fund Managers Ltd.	53,606	385,071
FirstRand Ltd.	769,479	2,163,798
Imperial Holdings Ltd.	77,421	1,290,835
Liberty Holdings Ltd.	76,893	792,439
Life Healthcare Group Holdings Ltd.	188,211	601,881
Reunert Ltd.	55,720	320,284
Sanlam Ltd.	99,990	430,150
Sasol Ltd.	18,329	881,913
The Spar Group Ltd.	162,888	1,758,992
Steinhoff International Holdings Ltd.	159,535	658,996
Vodacom Group Ltd.	853,092	9,032,196
Woolworths Holdings Ltd.	272,088	1,486,986
		19,803,541
Taiwan
Asustek Computer, Inc.	154,000	1,412,884
Champion Microelectronic Corp.	45,000	123,268
Cheng Uei Precision Industry Co. Ltd.	1,058,000	2,243,534
Chimei Materials Technology Corp.	2,930,000	3,858,946
Compeq Manufacturing Co. Ltd.	5,996,000	3,333,519
Everlight Electronics Co. Ltd.	569,000	1,352,580
Far Eastern Department Stores Co. Ltd.	1,579,420	1,435,972
Far Eastern New Century Corp.	659,228	679,774
Grape King Bio Ltd.	140,000	608,473
Hon Hai Precision Industry Co. Ltd.	49,000	136,886

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Inotera Memories, Inc.	2,795,000	$2,148,279
King Slide Works Co. Ltd.	155,000	1,693,256
Merry Electronics Co. Ltd.	1,034,000	5,941,432
Motech Industries, Inc.	661,000	1,166,250
Nan Ya Plastics Corp.	564,000	1,229,113
Pou Chen Corp.	4,691,000	6,484,562
Realtek Semiconductor Corp.	315,000	856,597
Taiflex Scientific Co. Ltd.	1,082,000	1,998,902
Taiwan Cement Corp.	3,945,000	5,758,967
Taiwan Semiconductor Manufacturing Co. Ltd.	1,338,000	4,607,339
Teco Electric and Machinery Co. Ltd.	135,000	146,626
Vanguard International Semiconductor Corp.	360,000	393,925
Wistron NeWeb Corp.	1,933,000	4,935,840
		52,546,924
Thailand
BEC World PCL	1,265,200	1,791,823
PTT Global Chemical PCL	3,277,500	7,074,277
		8,866,100
Turkey
BIM Birlesik Magazalar AS	45,777	783,086
Enka Insaat ve Sanayi AS	1,016,704	2,900,263
Eregli Demir ve Celik Fabrikalari TAS	1,806,489	2,171,653
Tofas Turk Otomobil Fabrikasi	10,178	47,875
		5,902,877
United Kingdom
British American Tobacco PLC	114,390	5,486,720
Old Mutual PLC	88,659	251,908
		5,738,628
Total Reference Entity — Long		276,094,992

Reference Entity — Short
Argentina
MercadoLibre, Inc.	(3,302)	(318,610)
Brazil
Aliansce Shopping Centers SA	(18,000)	(122,175)
Anhanguera Educacional Participacoes SA	(461,500)	(2,428,696)
BR Properties SA	(130,100)	(912,169)
BRF SA — ADR	(5,507)	(97,364)
Centrais Eletricas Brasileiras SA, Preference B Shares	(34,700)	(135,162)
Cia Hering	(14,400)	(159,917)
EcoRodovias Infraestrutura e Logistica SA	(146,800)	(748,219)
Equatorial Energia SA	(15,000)	(138,299)
Gol Linhas Aereas Inteligentes SA — ADR	(2,506)	(9,849)
Marcopolo SA, Preference Shares	(108,600)	(233,108)
Telefonica Brasil SA — ADR	(227,066)	(4,314,254)
		(9,299,212)
Chile
Sociedad Quimica y Minera de Chile SA — ADR	(38,346)	(955,199)
China
Aluminum Corp. of China Ltd. — ADR	(12,349)	(109,412)
China Coal Energy Co. Ltd.	(2,507,000)	(1,254,506)
China COSCO Holdings Co. Ltd., Class H	(2,639,500)	(1,105,435)
China Longyuan Power Group Corp., Class H	(7,447,000)	(8,968,407)
China Shipping Development Co. Ltd., Class H	(456,000)	(272,979)
ENN Energy Holdings Ltd.	(516,000)	(3,338,593)
Li Ning Co. Ltd.	(1,792,000)	(1,432,584)
Shui On Land Ltd.	(5,799,000)	(1,832,992)
SOHO China Ltd.	(1,380,500)	(1,095,131)
Sun Art Retail Group Ltd.	(96,000)	(125,690)

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
China (concluded)
Tsingtao Brewery Co. Ltd., Class H	(432,000)	$(3,168,575)
Uni-President China Holdings Ltd.	(2,497,000)	(2,258,862)
Weichai Power Co. Ltd., Class H	(10,000)	(38,000)
		(25,001,166)
Hong Kong
Beijing Enterprises Holdings Ltd.	(831,000)	(7,020,737)
Brilliance China Automotive Holdings Ltd.	(1,184,000)	(1,804,640)
China Everbright International Ltd.	(195,000)	(256,635)
China Mengniu Dairy Co. Ltd.	(2,894,000)	(13,255,625)
China Resources Enterprise Ltd.	(992,000)	(2,944,664)
China Singyes Solar Technologies Holdings Ltd.	(57,000)	(64,705)
China State Construction International Holdings Ltd.	(2,556,000)	(4,632,884)
Digital China Holdings Ltd.	(516,000)	(505,233)
GCL-Poly Energy Holdings Ltd.	(573,000)	(194,085)
Kunlun Energy Co. Ltd.	(1,064,000)	(1,756,428)
		(32,435,636)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(1,518,500)	(512,236)
Indofood Sukses Makmur Tbk PT	(160,000)	(91,465)
Semen Indonesia Persero Tbk PT	(372,700)	(432,994)
Unilever Indonesia Tbk PT	(632,200)	(1,485,798)
XL Axiata Tbk PT	(787,400)	(313,384)
		(2,835,877)
Malaysia
Maxis Bhd	(217,700)	(452,776)
Petronas Dagangan BHD	(11,400)	(104,404)
		(557,180)
Mexico
Alpek SA de CV	(81,300)	(161,944)
America Movil SAB de CV, Series L	(3,513,900)	(3,751,944)
America Movil SAB de CV — ADR, Series L	(273,456)	(5,813,675)
Cemex SAB de CV — ADR	(114,385)	(1,414,942)
Empresas ICA SAB de CV	(695,999)	(1,344,224)
Mexichem SAB de CV	(3,819,620)	(13,263,283)
Minera Frisco SAB de CV, Series A-1	(230,500)	(363,312)
		(26,113,324)
Philippines
Aboitiz Equity Ventures, Inc.	(560,000)	(640,628)
Energy Development Corp.	(1,239,900)	(143,606)
		(784,234)
Poland
Jastrzebska Spolka Weglowa SA	(35,580)	(520,370)
Polski Koncern Naftowy Orlen SA	(91,393)	(1,121,898)
		(1,642,268)
Republic of Korea
Cheil Industries, Inc.	(1,709)	(118,828)
CJ CheilJedang Corp.	(9,370)	(2,307,245)
CJ Korea Express Co. Ltd.	(9,456)	(936,863)
CrucialTec Co. Ltd.	(15,765)	(160,429)
Daewoo Engineering & Construction Co. Ltd.	(547,740)	(3,467,798)
GS Engineering & Construction Corp.	(2)	(62)
Hyundai Heavy Industries Co. Ltd.	(18,842)	(3,894,286)
Hyundai Mipo Dockyard	(89,091)	(14,292,291)
Nexen Tire Corp.	(19,010)	(260,279)
OCI Co. Ltd.	(9,709)	(1,701,604)
Orion Corp.	(644)	(523,750)
S-Oil Corp.	(1,291)	(81,984)
Samsung Electro-Mechanics Co. Ltd.	(16,509)	(1,018,917)
Samsung Engineering Co. Ltd.	(100,704)	(6,709,670)
Samsung Fine Chemicals Co. Ltd.	(28,421)	(1,072,907)

	Shares	Value
Reference Entity — Short
Republic of Korea (concluded)
Samsung SDI Co. Ltd.	(500)	$(66,341)
WeMade Entertainment Co. Ltd.	(1,286)	(50,299)
		(36,663,553)
Russia
AK Transneft OAO, Preference Shares	(444)	(1,013,194)
Novolipetsk Steel OJSC — GDR	(206,817)	(2,973,100)
RusHydro JSC	(4,503,000)	(71,093)
Uralkali OJSC — GDR	(13,281)	(321,955)
		(4,379,342)
South Africa
Anglo American Platinum Ltd.	(23,743)	(948,327)
Discovery Holdings Ltd.	(385,280)	(2,605,721)
Exxaro Resources Ltd.	(365,726)	(4,937,117)
The Foschini Group Ltd.	(79,802)	(668,484)
Impala Platinum Holdings Ltd.	(311,832)	(3,257,625)
Massmart Holdings Ltd.	(509,967)	(5,560,661)
Northam Platinum Ltd.	(352,944)	(1,322,204)
Pick n Pay Stores Ltd.	(601,869)	(2,463,919)
Remgro Ltd.	(1,137,626)	(19,029,149)
Sappi Ltd.	(514,132)	(1,591,191)
		(42,384,398)
Spain
Abertis Infraestructuras SA	(22,374)	(499,279)
Taiwan
Asia Cement Corp.	(311,000)	(381,441)
Cheng Shin Rubber Industry Co. Ltd.	(1,205,000)	(3,055,165)
China Airlines Ltd.	(2,099,888)	(738,653)
China Petrochemical Development Corp.	(6,371,425)	(2,811,043)
Chipbond Technology Corp.	(1,445,000)	(2,203,001)
Compal Electronics, Inc.	(718,000)	(533,762)
Evergreen Marine Corp. Taiwan Ltd.	(5,457,000)	(3,200,756)
FLEXium Interconnect, Inc.	(191,000)	(574,750)
Formosa Petrochemical Corp.	(1,216,000)	(3,066,178)
Foxconn Technology Co. Ltd.	(1,758,000)	(3,949,180)
Giant Manufacturing Co. Ltd.	(189,000)	(1,193,478)
Hotai Motor Co. Ltd.	(447,000)	(5,425,664)
HTC Corp.	(3,349,000)	(15,018,007)
Hua Nan Financial Holdings Co. Ltd.	(181,000)	(101,954)
LCY Chemical Corp.	(107,000)	(135,800)
Lotus Pharmaceutical Co. Ltd.	(46,000)	(137,713)
Nan Kang Rubber Tire Co. Ltd.	(49,112)	(59,517)
Phison Electronics Corp.	(54,000)	(337,868)
Radium Life Tech Co. Ltd.	(306,000)	(233,368)
Standard Foods Corp.	(371,000)	(1,089,909)
Taiwan Glass Industry Corp.	(69,000)	(67,455)
Ton Yi Industrial Corp.	(175,000)	(172,629)
TTY Biopharm Co. Ltd.	(282,000)	(834,412)
U-Ming Marine Transport Corp.	(111,000)	(184,174)
Winbond Electronics Corp.	(1,724,000)	(415,535)
Wintek Corp.	(1,761,000)	(585,770)
		(46,507,182)
Thailand
Bangkok Dusit Medical Services PCL	(104,800)	(374,626)
Indorama Ventures PCL, Class F	(329,200)	(206,435)
		(581,061)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(123,533)	(1,252,290)
Coca-Cola Icecek AS	(63,791)	(1,335,792)
Turkcell Iletisim Hizmetleri AS — ADR	(43,156)	(537,292)
		(3,125,374)
Total Reference Entity — Short		(234,082,895)
Net Value of Reference Entity — Goldman Sachs & Co.		$42,012,097

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of January 31, 2014, expiration dates 10/09/14 — 7/11/16:

	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	8,500	$56,673
Bradespar SA, Preference Shares	27,400	253,194
Braskem SA, Preference A Shares	42,600	327,984
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	35,302	1,351,008
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	37,800	1,462,973
Cia Paranaense de Energia — ADR	16,144	185,010
Cia Paranaense de Energia, Preference B Shares	2,800	32,290
Even Construtora e Incorporadora SA	47,000	139,447
Klabin SA, Preference Shares	287,400	1,469,602
Petroleo Brasileiro SA, Preference Shares	134,000	816,244
Randon Participacoes SA, Preference Shares	76,300	294,671
Vale SA, Preference Shares — ADR	20,150	247,442
Vale SA, Preference A Shares	26,600	330,674
		6,967,212
Chile
AES Gener SA	1,412,455	699,031
Enersis SA	2,317,617	612,431
		1,311,462
China
Anhui Conch Cement Co. Ltd., Class H	247,500	954,688
Bank of China Ltd., Class H	7,282,000	3,073,587
BBMG Corp., Class H	270,000	211,148
China Citic Bank Corp. Ltd., Class H	2,212,000	1,061,030
China Communications Construction Co. Ltd., Class H	3,825,000	2,783,544
China Construction Bank Corp., Class H	1,640,000	1,136,103
China Galaxy Securities Co. Ltd., Class H	141,000	101,573
China Merchants Bank Co. Ltd., Class H	382,137	673,102
China Oilfield Services Ltd., Class H	1,210,000	3,245,012
China Petroleum & Chemical Corp., Class H	1,282,000	1,012,643
China Railway Construction Corp., Class H	3,596,500	3,000,424
China Railway Group Ltd., Class H	2,013,000	894,832
Dongfeng Motor Group Co. Ltd., Class H	54,000	79,511
Fosun International Ltd.	773,000	831,095
GOME Electrical Appliances Holding Ltd.	19,635,000	3,403,169
Great Wall Motor Co. Ltd., Class H	34,500	162,363
Greentown China Holdings Ltd.	1,046,000	1,490,635
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	198,000	642,582
Guangzhou R&F Properties Co. Ltd., Class H	2,240,000	2,983,476
Industrial & Commercial Bank of China Ltd., Class H	28,000	17,264
Jiangsu Expressway Co. Ltd., Class H	444,000	557,430
Kingboard Chemical Holdings Ltd.	120,500	269,303
Kingsoft Corp. Ltd.	189,000	616,724
Lonking Holdings Ltd.	2,211,000	443,737
Shanghai Industrial Holdings Ltd.	173,000	576,475
Tencent Holdings Ltd.	5,500	385,604
Tingyi Cayman Islands Holding Corp.	222,000	574,368
Zhejiang Expressway Co. Ltd., Class H	1,398,000	1,247,744
		32,429,166
Hong Kong
COSCO Pacific Ltd.	560,000	716,546
Geely Automobile Holdings Ltd.	745,000	304,450
Guangdong Investment Ltd.	70,000	64,571
Haier Electronics Group Co. Ltd.	81,000	234,970
Huabao International Holdings Ltd.	1,662,000	841,557
KWG Property Holding Ltd.	531,000	276,746

	Shares	Value
Reference Entity — Long
Hong Kong (concluded)
Lee & Man Paper Manufacturing Ltd.	206,000	$137,935
REXLot Holdings Ltd.	9,875,000	1,540,987
Shenzhen Investment Ltd.	2,540,000	906,093
		5,023,855
Malaysia
Axiata Group Bhd	628,700	1,232,582
British American Tobacco Malaysia Bhd	57,300	1,041,040
IJM Corp. Bhd	37,100	65,656
MISC Bhd	212,200	380,606
Sapurakencana Petroleum Bhd	139,900	183,293
Tenaga Nasional Bhd	946,600	3,337,189
		6,240,366
Mexico
Alfa SAB de CV, Series A	148,100	417,480
Arca Continental SAB de CV	276,200	1,516,477
Fomento Economico Mexicano SAB de CV	85,200	771,986
Gruma SAB de CV, Class B	87,000	707,371
Grupo Aeroportuario del Pacifico SAB de CV — ADR	2,621	142,032
Grupo Aeroportuario del Pacifico SAB de CV, Class B	245,200	1,329,954
Grupo Aeroportuario del Sureste SAB de CV, Class B	119,300	1,345,626
Infraestructura Energetica Nova SAB de CV	195,800	842,991
Kimberly-Clark de Mexico SAB de CV, Class A	128,800	328,404
Promotora y Operadora de Infraestructura SAB de CV	40,200	488,839
		7,891,160
Philippines
Manila Electric Co.	31,390	179,032
Philippine Long Distance Telephone Co.	54,865	3,278,369
Philippine Long Distance Telephone Co. — ADR	57,267	3,411,968
Universal Robina Corp.	213,240	555,051
		7,424,420
Poland
PGE SA	220,741	1,153,453
Republic of Korea
Amorepacific Group	2,157	946,808
e-LITECOM Co. Ltd.	11,610	182,625
E-Mart Co. Ltd.	1,970	474,837
Hana Financial Group, Inc.	2	76
Hanjin Kal Corp.	9	196
Hanwha Corp.	9,430	317,337
Hyosung Corp.	14,730	920,100
Hyundai Engineering & Construction Co. Ltd.	36,377	1,966,257
Hyundai Mobis	1,193	341,685
Hyundai Steel Co.	8,545	601,840
i-SENS, Inc.	1,533	62,820
Jahwa Electronics Co. Ltd.	23,350	417,503
Kangwon Land, Inc.	3,020	94,917
KCC Corp.	924	420,816
Korea Petrochemical Ind Co. Ltd.	8,023	559,251
KT Skylife Co. Ltd.	67,340	1,742,153
LG Hausys Ltd.	683	99,218
LiHOM-CUCHEN Co. Ltd.	16,290	99,902
Lotte Chemical Corp.	6,159	1,192,933
Lotte Chilsung Beverage Co. Ltd.	228	345,083
Lumens Co. Ltd.	14,327	147,102
Macrogen, Inc.	8	229
Maeil Dairy Industry Co. Ltd.	7,585	300,663
Mirae Asset Securities Co. Ltd.	7,070	234,275
NongShim Co. Ltd.	1,431	362,258
S-1 Corp.	1,975	143,282

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Republic of Korea (concluded)
Samsung Electronics Co. Ltd.	2,647	$3,134,600
SEOWONINTECH Co. Ltd.	13,291	169,995
SFA Engineering Corp.	16,002	673,419
SK Chemicals Co. Ltd.	5,612	304,722
SK Networks Co. Ltd.	291,690	2,282,964
		18,539,866
Russia
Aeroflot — Russian Airlines OJSC	222,300	525,350
Lukoil OAO	36,172	2,048,603
Lukoil OAO — ADR	7,375	418,706
Surgutneftegas OAO	4,132,476	3,659,171
Surgutneftegas OAO, Preference Shares	3,969,500	2,867,650
		9,519,480
South Africa
Clicks Group Ltd.	18,910	97,050
Coronation Fund Managers Ltd.	31,886	229,048
FirstRand Ltd.	584,477	1,643,567
Imperial Holdings Ltd.	87,940	1,466,217
Liberty Holdings Ltd.	11,438	117,877
MMI Holdings Ltd.	163,409	347,193
Reunert Ltd.	40,920	235,212
The Spar Group Ltd.	36,479	393,929
Steinhoff International Holdings Ltd.	98,780	408,034
Vodacom Group Ltd.	169,170	1,791,104
		6,729,231
Spain
Cemex Latam Holdings SA	22,821	152,825
Taiwan
Asustek Computer, Inc.	193,000	1,770,692
Chimei Materials Technology Corp.	867,000	1,141,879
Compeq Manufacturing Co. Ltd.	648,000	360,260
Far Eastern Department Stores Ltd.	1,390,600	1,264,301
Hon Hai Precision Industry Co. Ltd.	209,000	583,860
Inotera Memories, Inc.	950,000	730,184
King Slide Works Co. Ltd.	102,000	1,114,272
Merry Electronics Co. Ltd.	178,000	1,022,800
Motech Industries, Inc.	678,000	1,196,245
Nan Ya Plastics Corp.	702,000	1,529,854
Pou Chen Corp.	1,785,000	2,467,479
Radiant Opto-Electronics Corp.	262,000	1,137,129
Realtek Semiconductor Corp.	965,150	2,624,587
Synnex Technology International Corp.	85,000	144,117
Taiwan Cement Corp.	2,320,000	3,386,769
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	21,121	357,367
Taiwan Semiconductor Manufacturing Co. Ltd.	76,000	261,702
Tong Hsing Electronic Industries Ltd.	47,000	240,875
Vanguard International Semiconductor Corp.	56,000	61,277
Wistron NeWeb Corp.	83,000	211,937
Yungtay Engineering Co. Ltd.	146,000	399,625
		22,007,211
Thailand
BEC World PCL, Foreign Registered Shares	1,116,600	1,581,371
PTT Global Chemical PCL, Foreign Registered Shares	38,600	83,316
		1,664,687
Turkey
Enka Insaat ve Sanayi AS	925,554	2,640,247
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,085,876	466,820
Pegasus Hava Tasimaciligi AS	65,246	752,878
		3,859,945

	Shares	Value
Reference Entity — Long
United Kingdom
Old Mutual PLC	622,016	$1,767,340
United States
The AES Corp.	89,671	1,260,774
Total Reference Entity — Long		133,942,453

Reference Entity — Short
Argentina
MercadoLibre, Inc.	(3,349)	(323,145)
Brazil
Aliansce Shopping Centers SA	(109,600)	(743,913)
ALL—America Latina Logistica SA	(769,800)	(2,108,517)
AMBEV SA — ADR	(55,900)	(365,586)
Anhanguera Educacional Participacoes SA	(1,521,337)	(8,006,207)
BR Malls Participacoes SA	(151,100)	(951,712)
BRF SA	(333,800)	(5,980,944)
BRF SA — ADR	(420,425)	(7,433,114)
Centrais Eletricas Brasileiras SA, Preferred B Shares	(54,900)	(213,844)
Cia Hering	(212,500)	(2,359,888)
EcoRodovias Infraestrutura e Logistica SA	(309,700)	(1,578,498)
Equatorial Energia SA	(166,252)	(1,532,832)
Mills Estruturas e Servicos de Engenharia SA	(7,300)	(84,669)
Natura Cosmeticos SA	(25,600)	(416,580)
Telefonica Brasil SA, Preferred Shares	(18,500)	(351,640)
Tim Participacoes SA	(166,300)	(871,038)
		(32,998,982)
Chile
Empresa Nacional de Electricidad SA — ADR	(6,752)	(260,492)
China
China COSCO Holdings Co. Ltd., Class H	(1,367,000)	(572,506)
China Longyuan Power Group Corp., Class H	(1,927,000)	(2,320,682)
China Shipping Development Co. Ltd., Class H	(1,826,000)	(1,093,112)
ENN Energy Holdings Ltd.	(44,000)	(284,686)
Li Ning Co. Ltd.	(319,500)	(255,419)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(32,000)	(37,719)
SOHO China Ltd.	(344,500)	(273,287)
Sun Art Retail Group Ltd.	(51,500)	(67,428)
Tsingtao Brewery Co. Ltd., Class H	(12,000)	(88,016)
Zhongsheng Group Holdings Ltd.	(83,000)	(122,423)
		(5,115,278)
Hong Kong
Beijing Enterprises Holdings Ltd.	(14,500)	(122,504)
Brilliance China Automotive Holdings Ltd.	(18,000)	(27,435)
China Everbright International Ltd.	(106,000)	(139,504)
China Mengniu Dairy Co. Ltd.	(28,000)	(128,251)
China Resources Enterprise Ltd.	(32,000)	(94,989)
China State Construction International Holdings Ltd.	(186,000)	(337,135)
Digital China Holdings Ltd.	(184,000)	(180,161)
GCL-Poly Energy Holdings Ltd.	(3,889,000)	(1,317,270)
Kunlun Energy Co. Ltd.	(58,000)	(95,745)
Sinopec Kantons Holdings Ltd.	(290,000)	(338,400)
		(2,781,394)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Mexico
Alpek SA de CV	(153,484)	$(305,729)
America Movil SAB de CV, Series L	(1,559,000)	(1,664,612)
America Movil SAB de CV — ADR, Series L	(1,990)	(42,307)
Cemex SAB de CV	(375,900)	(464,605)
Cemex SAB de CV — ADR	(120,738)	(1,493,529)
Minera Frisco SAB de CV, Series A-1	(198,800)	(313,347)
		(4,284,129)
Poland
Polski Koncern Naftowy Orlen SA	(428,226)	(5,256,702)
Polskie Gornictwo Naftowe i Gazownictwo SA	(158,280)	(232,464)
		(5,489,166)
Republic of Korea
Cheil Industries, Inc.	(3,790)	(263,521)
Daewoo Engineering & Construction Co. Ltd.	(154,890)	(980,624)
GS Engineering & Construction Corp.	(3)	(93)
Hyundai Heavy Industries Co. Ltd.	(108)	(22,321)
Hyundai Mipo Dockyard	(24,310)	(3,899,896)
Kolon Industries, Inc.	(6)	(281)
S-Oil Corp.	(265)	(16,828)
Samsung Electro-Mechanics Co. Ltd.	(4,435)	(273,723)
Samsung Engineering Co. Ltd.	(29,921)	(1,993,566)
Samsung Fire & Marine Insurance Co. Ltd.	(722)	(166,664)
Samsung Heavy Industries Co. Ltd.	(57,360)	(1,779,802)
Samsung SDI Co. Ltd.	(28,421)	(3,770,952)
WeMade Entertainment Co. Ltd.	(2,537)	(99,230)
		(13,267,501)
Russia
Federal Grid Co. Unified Energy System JSC	(266,300,000)	(640,127)
Magnit OJSC	(2,030)	(483,999)
Magnit OJSC — GDR	(11,984)	(630,906)
MMC Norilsk Nickel OJSC — ADR	(1,453)	(22,075)
NovaTek OAO — GDR	(10,035)	(1,224,885)
Novolipetsk Steel OJSC — GDR	(106,843)	(1,535,923)
		(4,537,915)
South Africa
Discovery Holdings Ltd.	(23,248)	(157,230)
Exxaro Resources Ltd.	(79,321)	(1,070,794)
Impala Platinum Holdings Ltd.	(153,875)	(1,607,491)
Massmart Holdings Ltd.	(231,904)	(2,528,672)
Nampak Ltd.	(63,770)	(199,906)
Remgro Ltd.	(100,700)	(1,684,416)
		(7,248,509)

	Shares	Value
Reference Entity — Short
Taiwan
Asia Cement Corp.	(307,000)	$(376,535)
Chang Hwa Commercial Bank	(239,000)	(141,334)
Cheng Shin Rubber Industry Co. Ltd.	(75,000)	(190,155)
Chin-Poon Industrial Co. Ltd.	(75,000)	(124,008)
China Petrochemical Development Corp.	(1,021,000)	(450,460)
China Steel Corp.	(710,000)	(609,899)
Compal Electronics, Inc.	(1,939,000)	(1,441,454)
Formosa Petrochemical Corp.	(424,000)	(1,069,128)
Foxconn Technology Co. Ltd.	(65,150)	(146,353)
Hotai Motor Co. Ltd.	(67,000)	(813,243)
Innolux Corp.	(919,000)	(318,691)
MStar Semiconductor, Inc.	(383,000)	(4,196,914)
Nan Kang Rubber Tire Co. Ltd.	(933)	(1,131)
Powertech Technology, Inc.	(75,000)	(103,494)
Standard Foods Corp.	(41,000)	(120,448)
Transcend Information, Inc.	(130,000)	(387,699)
TTY Biopharm Co. Ltd.	(57,000)	(168,658)
Wintek Corp.	(3,000)	(998)
		(10,660,602)
Thailand
Siam Commercial Bank PCL	(32,400)	(146,247)
Turkey
Akbank TAS	(33,480)	(85,649)
Arcelik AS	(716,731)	(3,541,159)
Tupras Turkiye Petrol Rafinerileri AS	(7,928)	(130,680)
Turk Telekomunikasyon AS	(30,823)	(76,632)
Turkcell Iletisim Hizmetleri AS — ADR	(115,890)	(1,442,830)
Turkiye Garanti Bankasi AS	(68,853)	(182,292)
		(5,459,242)
Total Reference Entity — Short		(92,572,602)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$41,369,851

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of January 31, 2014, expiration dates 2/28/14 — 5/02/18:

	Shares	Value
Reference Entity — Long
Brazil
AES Tiete SA, Preference Shares	32,200	$251,916
Bradespar SA, Preference Shares	250,800	2,317,555
Braskem SA — ADR	24,549	371,917
Braskem SA, Preference A Shares	23,400	180,160
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	60,124	2,300,945
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	34,300	1,327,513
Cia Energetica de Minas Gerais, Preference Shares	23,818	137,485
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	66,700	637,633
Cia Paranaense de Energia — ADR	28,387	325,315
Cia Paranaense de Energia, Preference B Shares	34,300	395,553
Cyrela Brazil Realty SA	122,400	724,281
Klabin SA, Preference Shares	124,700	637,646
Petroleo Brasileiro SA, Preference Shares	371,200	2,261,117
Transmissora Alianca de Energia Eletrica SA	31,800	233,501
Vale SA, Preference Shares — ADR	334,421	4,106,690
Vale SA, Preference A Shares	471,000	5,855,175
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	24,800	309,326
Via Varejo SA	49,300	471,907
		22,845,635
Chile
Companhia Cervecerias Unidas SA	179,141	1,908,328
Enersis SA	5,980,089	1,580,242
Enersis SA — ADR	24,052	319,170
		3,807,740
China
Agricultural Bank of China Ltd., Class H	855,000	373,249
Airtac International Group	8,000	72,175
Anhui Conch Cement Co. Ltd., Class H	258,000	995,190
Bank of China Ltd., Class H	7,624,000	3,217,938
BBMG Corp., Class H	1,112,000	869,617
China Citic Bank Corp. Ltd., Class H	495,000	237,437
China Communications Construction Co. Ltd., Class H	1,666,000	1,212,388
China Construction Bank Corp., Class H	896,000	620,700
China Lesso Group Holdings Ltd.	218,000	134,656
China Merchants Bank Co. Ltd., Class H	84,528	148,889
China Oilfield Services Ltd., Class H	2,044,000	5,481,656
China Petroleum & Chemical Corp. — ADR	16,581	1,307,080
China Petroleum & Chemical Corp., Class H	1,840,000	1,453,404
China Railway Construction Corp., Class H	2,156,000	1,798,669
China Railway Group Ltd., Class H	3,047,000	1,354,472
China Shanshui Cement Group Ltd.	4,037,000	1,325,463
Coolpad Group Ltd.	1,184,000	637,691
Dongfeng Motor Group Co. Ltd., Class H	574,000	845,168
Fosun International Ltd.	393,500	423,074
GOME Electrical Appliances Holding Ltd.	18,610,000	3,225,514
Greentown China Holdings Ltd.	847,000	1,207,044
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	228,000	739,943
Guangzhou R&F Properties Co. Ltd., Class H	1,106,800	1,474,157
Kingboard Chemical Holdings Ltd.	81,000	181,025
Kingsoft Corp. Ltd.	677,000	2,209,111
Lenovo Group Ltd.	306,000	394,647
Lonking Holdings Ltd.	647,000	129,850
Ping An Insurance Group Co. of China Ltd., Class H	260,000	2,101,276
Shanghai Industrial Holdings Ltd.	206,000	686,438
Sinopharm Group Co. Ltd., Class H	59,200	166,952

	Shares	Value
Reference Entity — Long
China (concluded)
Tencent Holdings Ltd.	247,900	$17,380,238
Tingyi Cayman Islands Holding Corp.	154,000	398,436
Zhejiang Expressway Co. Ltd., Class H	562,000	501,597
		53,305,144
Hong Kong
China Lumena New Materials Corp.	1,486,000	263,646
China Resources Cement Holdings Ltd.	584,000	398,555
COSCO Pacific Ltd.	666,000	852,178
Geely Automobile Holdings Ltd.	3,515,000	1,436,433
Guangdong Investment Ltd.	72,000	66,416
Haier Electronics Group Co. Ltd.	39,000	113,134
KWG Property Holding Ltd.	1,170,000	609,778
Nine Dragons Paper Holdings Ltd.	74,000	63,203
REXLot Holdings Ltd.	15,375,000	2,399,259
Shenzhen International Holdings Ltd.	3,255,000	422,667
Shenzhen Investment Ltd.	3,644,000	1,299,922
		7,925,191
Malaysia
Axiata Group Bhd	283,100	555,025
Berjaya Sports Toto Bhd	73	88
MISC Bhd	147,300	264,200
Tenaga Nasional Bhd	2,106,800	7,427,414
		8,246,727
Mexico
Arca Continental SAB de CV	311,900	1,712,488
Fomento Economico Mexicano SAB de CV — ADR	8,534	770,108
Grupo Aeroportuario del Pacifico SAB de CV	2,289	124,041
Grupo Aeroportuario del Pacifico SAB de CV, Series B	117,900	639,485
Grupo Aeroportuario del Sureste SAB de CV, Series B	11,000	124,073
Grupo Carso SAB de CV, Series A-1	35,800	186,977
Grupo Lala SAB de CV	133,000	283,423
Infraestructura Energetica Nova SAB de CV	111,900	481,771
Kimberly-Clark de Mexico SAB de CV, Class A	341,884	871,710
Promotora y Operadora de Infraestructura SAB de CV	89,600	1,089,550
		6,283,626
Peru
Compania de Minas Buenaventura SA — ADR	77,102	956,065
Philippines
Manila Electric Co.	58,980	336,390
Philippine Long Distance Telephone Co.	27,740	1,657,559
Philippine Long Distance Telephone Co. — ADR	9,771	582,156
Universal Robina Corp.	368,020	957,935
		3,534,040
Poland
PGE SA	95,086	496,859
Telekomunikacja Polska SA	469,077	1,562,598
		2,059,457
Republic of Korea
Amorepacific Group	2,336	1,025,380
Coway Co. Ltd.	4,025	260,832
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	53,130	1,690,778
Dongbu Insurance Co. Ltd.	16,598	826,476
Doosan Corp.	4,999	634,644
Green Cross Corp.	771	94,124
Hanjin Heavy Industries & Construction Co. Ltd.	21,120	262,166
Hanjin Kal Corp.	1	22
Hanwha Corp.	82,450	2,774,594

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Republic of Korea (concluded)
Hyosung Corp.	114,973	$7,181,711
Hyundai Engineering & Construction Co. Ltd.	69,517	3,757,547
Hyundai Mobis	14,244	4,079,600
i-SENS, Inc.	2,327	95,356
Jahwa Electronics Co. Ltd.	22,430	401,053
KCC Corp.	3,399	1,548,003
Korea Aerospace Industries Ltd.	109,920	3,250,064
Korea Electric Power Corp.	6,970	227,277
Korea Petrochemical Ind Co. Ltd.	5,224	364,144
Korea Zinc Co. Ltd.	7,159	2,279,275
KT Skylife Co. Ltd.	57,920	1,498,448
LG Hausys Ltd.	964	140,038
Lotte Chilsung Beverage Co. Ltd.	166	251,245
Lotte Food Co. Ltd.	330	240,761
Maeil Dairy Industry Co. Ltd.	1,459	57,834
Mirae Asset Securities Co. Ltd.	12,500	414,206
Partron Co. Ltd.	23,719	296,026
Poongsan Corp.	12,150	295,038
S-1 Corp.	2,186	158,589
Samsung Electronics Co. Ltd.	2,331	2,760,390
SEOWONINTECH Co. Ltd.	31,028	396,855
SK C&C Co. Ltd.	946	109,318
SK Chemicals Co. Ltd.	9,480	514,748
Sungwoo Hitech Co. Ltd.	34,476	493,106
		38,379,648
Russia
Aeroflot — Russian Airlines OJSC	94,200	222,618
Lukoil OAO	57,203	3,239,694
Lukoil OAO — ADR	97,002	5,507,169
Severstal OAO	7,160	57,840
Surgutneftegas OAO	1,607,000	1,234,625
Surgutneftegas OAO — ADR	130,404	1,001,370
Surgutneftegas OAO, Preference Shares	12,669,654	9,152,823
		20,416,139
South Africa
Clicks Group Ltd.	32,448	166,530
FirstRand Ltd.	527,597	1,483,619
Imperial Holdings Ltd.	188,690	3,146,015
Liberty Holdings Ltd.	12,553	129,368
Life Healthcare Group Holdings Ltd.	14,048	44,924
MMI Holdings Ltd.	259,013	550,321
Reunert Ltd.	11,049	63,511
The Spar Group Ltd.	93,709	1,011,943
Steinhoff International Holdings Ltd.	102,353	422,793
Vodacom Group Ltd.	192,617	2,039,351
Woolworths Holdings Ltd.	528,820	2,890,049
		11,948,424
Taiwan
AU Optronics Corp.	286,000	83,116
Chimei Materials Technology Corp.	2,325,000	3,062,133
Compeq Manufacturing Co. Ltd.	9,608,000	5,341,636
Everlight Electronics Co. Ltd.	684,000	1,625,949
Far Eastern Department Stores Ltd.	640	582
Far Eastern New Century Corp.	1,638,200	1,689,257
Hon Hai Precision Industry Co. Ltd.	958,000	2,676,256
Hon Hai Precision Industry Co. Ltd.—GDR	52,194	281,848
Inotera Memories, Inc.	6,310,000	4,849,960
Inventec Co. Ltd.	3,483,000	3,213,433
Mega Financial Holding Co. Ltd.	329	266
Merry Electronics Co. Ltd.	69,000	396,479
Motech Industries, Inc.	790,000	1,393,854
Nan Ya Plastics Corp.	1,153,000	2,512,708
Pou Chen Corp.	2,152,000	2,974,798

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Taiflex Scientific Co. Ltd.	276,000	$509,886
Taiwan Cement Corp.	3,266,000	4,767,753
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	506,019	8,561,841
Vanguard International Semiconductor Corp.	502,000	549,306
		44,491,061
Thailand
BEC World PCL	659,700	934,292
PTT Global Chemical PCL, Foreign Registered Shares	2,055,800	4,437,315
Siam Cement PCL, Foreign Registered Shares	227,500	2,773,699
		8,145,306
Turkey
BIM Birlesik Magazalar AS	2,784	47,624
Enka Insaat ve Sanayi AS	1,917,761	5,470,629
Eregli Demir ve Celik Fabrikalari TAS	686,998	825,868
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Class D	2,689,725	1,156,319
TAV Havalimanlari Holding AS	110,612	832,131
Tofas Turk Otomobil Fabrikasi A/S	10,908	51,309
Turk Hava Yollari	617,804	1,847,002
		10,230,882
United Kingdom
British American Tobacco PLC	90,948	4,362,323
Old Mutual PLC	247,856	704,236
		5,066,559
Total Reference Entity — Long		247,641,644

Reference Entity — Short
Argentina
MercadoLibre, Inc.	(38,859)	(3,749,505)
Brazil
BRF SA — ADR	(77,635)	(1,372,587)
Gol Linhas Aereas Inteligentes SA — ADR	(435,338)	(1,710,878)
Telefonica Brasil SA — ADR	(120,793)	(2,295,067)
		(5,378,532)
Chile
Empresa Nacional de Electricidad SA — ADR	(52,161)	(2,012,372)
Sociedad Quimica y Minera de Chile SA — ADR	(64,955)	(1,618,029)
		(3,630,401)
China
Aluminum Corp. of China Ltd., Class H	(1,018,000)	(362,165)
China COSCO Holdings Co. Ltd., Class H	(12,395,500)	(5,191,295)
China Longyuan Power Group Corp., Class H	(3,454,000)	(4,159,645)
China Medical System Holdings Ltd.	(500,000)	(571,297)
China Shipping Development Co. Ltd., Class H	(1,784,000)	(1,067,969)
CNOOC Ltd.	(571,000)	(886,942)
CNOOC Ltd. — ADR	(10,622)	(1,636,107)
Dongfang Electric Corp. Ltd., Class H	(166,400)	(230,085)
ENN Energy Holdings Ltd.	(186,000)	(1,203,446)
Golden Eagle Retail Group Ltd.	(46,000)	(62,815)
Li Ning Co. Ltd.	(4,385,500)	(3,505,914)
PetroChina Co. Ltd.	(200,000)	(192,801)
Semiconductor Manufacturing International Corp.	(2,906,000)	(294,501)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(1,608,000)	(1,895,369)
Shui On Land Ltd.	(19,000)	(6,006)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	(1,000)	(284)
SOHO China Ltd.	(826,500)	(655,651)
Sun Art Retail Group Ltd.	(805,000)	(1,053,963)

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
China (concluded)
Tsingtao Brewery Co. Ltd., Class H	(584,000)	$(4,283,445)
Uni-President China Holdings Ltd.	(781,000)	(706,516)
Weichai Power Co. Ltd., Class H	(102,800)	(390,635)
Zijin Mining Group Co. Ltd., Class H	(1,420,000)	(301,633)
		(28,658,484)
Hong Kong
Beijing Enterprises Holdings Ltd.	(183,000)	(1,546,083)
Beijing Enterprises Water Group Ltd.	(252,000)	(142,296)
Brilliance China Automotive Holdings Ltd.	(68,000)	(103,645)
China Everbright International Ltd.	(350,000)	(460,627)
China Gas Holdings Ltd.	(92,000)	(128,895)
China Mengniu Dairy Co. Ltd.	(693,000)	(3,174,205)
China Resources Enterprise Ltd.	(338,000)	(1,003,323)
China State Construction International Holdings Ltd.	(1,382,000)	(2,504,947)
Digital China Holdings Ltd.	(186,000)	(182,119)
GCL-Poly Energy Holdings Ltd.	(54,147,000)	(18,340,502)
Kunlun Energy Co. Ltd.	(2,004,000)	(3,308,159)
Sinopec Kantons Holdings Ltd.	(210,000)	(245,048)
		(31,139,849)
Indonesia
XL Axiata Tbk PT	(11,000)	(4,378)
Malaysia
Maxis Bhd	(4,436,300)	(9,226,694)
Petronas Dagangan BHD	(154,000)	(1,410,370)
		(10,637,064)
Mexico
America Movil SAB de CV — ADR, Series L	(149,138)	(3,170,674)
Cemex SAB de CV — ADR	(84,072)	(1,039,971)
Industrias CH SAB de CV, Series B	(127,300)	(763,571)
Minera Frisco SAB de CV, Series A-1	(626,700)	(987,800)
		(5,962,016)
Poland
Polski Koncern Naftowy Orlen SA	(23,156)	(284,252)
Republic of Korea
Cheil Industries, Inc.	(4,657)	(323,804)
CJ CheilJedang Corp.	(1,201)	(295,731)
CJ Korea Express Co. Ltd.	(6,240)	(618,234)
Daewoo Engineering & Construction Co. Ltd.	(280,490)	(1,775,811)
Doosan Heavy Industries & Construction Co. Ltd.	(39,879)	(1,352,602)
Hite Jinro Co. Ltd.	(12,020)	(239,297)
Hyundai Mipo Dockyard	(1,938)	(310,901)
Interflex Co. Ltd.	(4,509)	(85,825)
LG Household & Health Care Ltd.	(1,275)	(564,541)
Lock & Lock Co. Ltd.	(37,380)	(766,974)
Nexen Tire Corp.	(12,860)	(176,075)
OCI Co. Ltd.	(36,568)	(6,408,925)
Orion Corp/Republic of Korea	(1,561)	(1,269,524)
S-Oil Corp.	(39,347)	(2,498,694)
Samsung Electro-Mechanics Co. Ltd.	(32,550)	(2,008,950)
Samsung Engineering Co. Ltd.	(81,449)	(5,426,755)
Samsung Fine Chemicals Co. Ltd.	(4)	(151)
Samsung Heavy Industries Co. Ltd.	(25,620)	(794,953)
Samsung SDI Co. Ltd.	(18,399)	(2,441,214)
WeMade Entertainment Co. Ltd.	(721)	(28,200)
		(27,387,161)
Russia
Magnit OJSC — GDR	(293,413)	(15,446,937)
MMC Norilsk Nickel OJSC — ADR	(142,909)	(2,171,212)
NovaTek OAO — GDR	(51,822)	(6,325,460)

	Shares	Value
Reference Entity — Short
Russia (concluded)
Novolipetsk Steel OJSC — GDR	(249,619)	$(3,588,400)
RusHydro JSC	(3,000)	(47)
Uralkali OJSC — GDR	(229,634)	(5,566,746)
VTB Bank OJSC — GDR	(746,087)	(1,890,778)
		(34,989,580)
South Africa
Anglo American Platinum Ltd.	(11,769)	(470,069)
Assore Ltd.	(5,015)	(181,202)
Exxaro Resources Ltd.	(1,476)	(19,925)
The Foschini Group Ltd.	(113,688)	(952,340)
Kumba Iron Ore Ltd.	(2,041)	(82,958)
Northam Platinum Ltd.	(2,610)	(9,778)
		(1,716,272)
Taiwan
Acer, Inc.	(6,132,000)	(3,621,709)
Chicony Electronics Co. Ltd.	(33,000)	(84,226)
China Motor Corp.	(550,000)	(510,005)
China Petrochemical Development Corp.	(2,415,700)	(1,065,796)
China Steel Corp.	(682,000)	(585,846)
Chipbond Technology Corp.	(25,000)	(38,114)
Compal Electronics, Inc.	(198,000)	(147,193)
Evergreen Marine Corp. Taiwan Ltd.	(1,368,000)	(802,388)
First Financial Holding Co. Ltd.	(205)	(123)
Foxconn Technology Co. Ltd.	(2,241,700)	(5,035,767)
G Tech Optoelectronics Corp.	(843,000)	(1,066,316)
Hotai Motor Co. Ltd.	(325,000)	(3,944,834)
HTC Corp.	(737,000)	(3,304,948)
Hua Nan Financial Holdings Co. Ltd.	(9,450)	(5,323)
Innolux Corp.	(1,597,000)	(553,808)
Makalot Industrial Co. Ltd.	(107,000)	(523,612)
MStar Semiconductor, Inc.	(419,000)	(4,591,402)
Nan Kang Rubber Tire Co. Ltd.	(433,936)	(525,867)
Radium Life Tech Co. Ltd.	(367,000)	(279,889)
Standard Foods Corp.	(24,000)	(70,506)
Taiwan Glass Industry Corp.	(235,000)	(229,739)
Ton Yi Industrial Corp.	(1,202,000)	(1,185,713)
Tripod Technology Corp.	(171,000)	(310,234)
TTY Biopharm Co. Ltd.	(57,000)	(168,658)
Win Semiconductors Corp.	(166,000)	(146,846)
Winbond Electronics Corp.	(2,157,000)	(519,900)
Wintek Corp.	(11,613,000)	(3,862,888)
Wistron Corp.	(280,000)	(230,919)
Yang Ming Marine Transport Corp.	(416,000)	(180,780)
Yulon Motor Co. Ltd.	(1,231,000)	(2,111,110)
		(35,704,459)
Thailand
Banpu PCL	(2,354,800)	(1,890,403)
Krung Thai Bank PCL	(138,625)	(70,131)
Minor International PCL	(2,344,600)	(1,477,361)
Thai Oil PCL	(1,189,500)	(1,900,822)
		(5,338,717)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(4,967)	(50,352)
Arcelik AS	(63,633)	(314,392)
Turkcell Iletisim Hizmetleri AS	(1,500,509)	(7,412,009)
Turkcell Iletisim Hizmetleri AS — ADR	(118,188)	(1,471,440)
		(9,248,193)
Total Reference Entity — Short		(203,828,863)
Net Value of Reference Entity — UBS AG		$43,812,781

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	19

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

•
Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•
Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$601,727,131	—	—	$601,727,131

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$13,607,610	—	$13,607,610
[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial statement purposes. As of January 31, 2014, cash received as collateral for swaps of $12,368,084 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	624,983,585	$624,983,585
Total Short-Term Securities (Cost — $624,983,585*) — 93.9%		624,983,585
Other Assets Less Liabilities — 6.1%		40,740,422
Net Assets — 100.0%		$665,724,007

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)
Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	79,612,430	545,371,155	624,983,585	$52,497
(b)	Represents the current yield as of report date.
•	Total return swaps outstanding as of January 31, 2014 were as follows:[1]

Reference Entity	Counterparty	Expiration Date(s)	Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short:	Bank of America N.A.	1/21/15	$1,700,020	$2,452,044	[2]	$3,961,277
	Deutsche Bank AG	2/17/14 – 1/07/16	$(13,727,830)	6,271,369	[3]	(10,003,617)
	Goldman Sachs & Co.	2/18/14 – 8/04/15	$(1,542,659)	4,680,951	[4]	4,001,232
	UBS AG	3/15/17	$(10,300,340)	3,496,993	[5]	(7,177,729)
Total				$16,901,357		$(9,218,837)
[1]	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the total return swap.
[2]	Amount includes $190,787 of dividends and financing fee due to/from the Fund and/or the counterparty.
[3]	Amount includes $2,547,156 of dividends and financing fee due to/from the Fund and/or the counterparty.
[4]	Amount includes $(862,940) of dividends and financing fee due to/from the Fund and/or the counterparty.
[5]	Amount includes $374,382 of dividends and financing fee due to/from the Fund and/or the counterparty.

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
90	Nikkei 225 Index	Chicago Mercantile	March 2014	$13,081,139	$(468,134)
322	Euro Stoxx 50 Index	Eurex Mercantile	March 2014	$13,106,608	(209,161)
122	FTSE 100 Index	Euronext LIFFE	March 2014	$12,952,886	(226,835)
148	S&P 500 E-Mini Index	Chicago Mercantile	March 2014	$13,146,840	(158,553)
Total					$(1,062,683)
•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	14,338	USD	15,812	State Street Bank and Trust Co.	2/03/14	$2
EUR	1,311	USD	1,768	State Street Bank and Trust Co.	2/03/14	—
JPY	34,610,195	USD	338,354	State Street Bank and Trust Co.	2/03/14	397
SGD	429	USD	336	State Street Bank and Trust Co.	2/03/14	—
USD	258,841	AUD	294,673	BNP Paribas S.A.	2/03/14	958
USD	457,293	CAD	510,605	BNP Paribas S.A.	2/03/14	(1,162)
USD	813,944	NOK	5,089,674	BNP Paribas S.A.	2/03/14	3,157
USD	381,139	SEK	2,484,646	BNP Paribas S.A.	2/03/14	1,885
USD	7,971	SGD	10,166	BNP Paribas S.A.	2/03/14	8
USD	7,754	CAD	8,629	State Street Bank and Trust Co.	2/04/14	7
Total						$5,252

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	21

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Bank of America N.A. as of January 31, 2014, expiration date 1/21/15:

	Shares	Value
Reference Entity — Long
China
SINA Corp.	11,968	$780,194
Sohu.com, Inc.	3,886	282,823
		1,063,017
Cyprus
Ocean Rig UDW, Inc.	6,345	108,753
Israel
Caesarstone Sdot-Yam Ltd.	5,399	244,683
Check Point Software Technologies Ltd.	18,682	1,222,363
SodaStream International Ltd.	16,223	593,113
		2,060,159
Netherlands
Constellium NV, Class A	25,545	661,871
LyondellBasell Industries NV, Class A	128,212	10,097,977
NXP Semiconductor NV	102,689	4,965,013
		15,724,861
Singapore
Flextronics International Ltd.	31,862	259,676
United States
AbbVie, Inc.	4,043	199,037
Advanced Energy Industries, Inc.	1,048	28,610
AGCO Corp.	12,495	666,358
Air Lease Corp.	43,638	1,373,724
Align Technology, Inc.	6,776	402,630
Ambarella, Inc.	3,071	98,364
Amdocs Ltd.	6,127	265,054
Amerco, Inc.	24	5,346
AmerisourceBergen Corp.	2,010	135,112
Amgen, Inc.	332	39,491
Amsurg Corp.	4,394	183,450
Artisan Partners Asset Management, Inc.	1,217	77,182
Aspen Technology, Inc.	19,202	875,035
Assurant, Inc.	23,819	1,556,572
Bally Technologies, Inc.	4,256	312,050
Bankrate, Inc.	5,313	88,143
Baxter International, Inc.	120,552	8,233,702
Benchmark Electronics, Inc.	1,385	31,481
Bill Barrett Corp.	1,067	29,887
Blucora, Inc.	56,694	1,451,933
Bonanza Creek Energy, Inc.	1,238	50,399
Bristow Group, Inc.	8,370	600,882
Broadridge Financial Solutions, Inc.	6,111	221,768
Cabot Oil & Gas Corp.	64,549	2,580,669
CalAmp Corp.	14,926	440,019
Capital One Financial Corp.	8,012	565,727
Cardinal Health, Inc.	4,880	331,938
Carrizo Oil & Gas, Inc.	1,182	48,580
Celgene Corp.	10,416	1,582,503
Cheniere Energy, Inc.	8,432	370,502
Chipotle Mexican Grill, Inc.	546	301,370
Ciena Corp.	2,652	61,871
Cimarex Energy Co.	2,493	244,264
Cisco Systems, Inc.	288,170	6,313,805
Citigroup, Inc.	172,256	8,170,102
Citrix Systems, Inc.	2,283	123,442
CNO Financial Group, Inc.	14,975	253,677
Constant Contact, Inc.	488	13,181
The Container Store Group, Inc.	1,275	46,856
CONVERSANT, Inc.	2,727	58,631
Cvent, Inc.	24	917

	Shares	Value
Reference Entity — Long
United States (continued)
Devon Energy Corp.	10,141	$600,550
Diamondback Energy, Inc.	510	26,510
DIRECTV	37,375	2,594,946
Discovery Communications, Inc.	1,603	118,173
Domino’s Pizza, Inc.	17,966	1,268,579
Dril-Quip, Inc.	746	75,018
EchoStar Corp., Class A	3,146	147,956
Electronics for Imaging, Inc.	1,254	53,132
Endurance International Group Holdings, Inc.	921	10,573
EnerSys, Inc.	704	47,914
EOG Resources, Inc.	719	118,808
EQT Corp.	40,790	3,785,720
Exelis, Inc.	542	10,618
Facebook, Inc.	29,177	1,825,605
Finisar Corp.	25,899	614,065
Freescale Semiconductor Ltd.	2,026	36,731
GameStop Corp., Class A	13,642	478,425
Globe Specialty Metals, Inc.	3,913	68,399
Gogo, Inc.	17,228	351,279
IAC/InterActiveCorp	13,127	919,415
II-VI, Inc.	1,655	25,272
Ingram Micro, Inc., Class A	1,597	39,957
Kaiser Aluminum Corp.	646	45,097
Kodiak Oil & Gas Corp.	2,702	28,668
LinnCo LLC	58,238	1,874,681
Manhattan Associates, Inc.	32,200	1,085,784
Marathon Petroleum Corp.	19,254	1,676,061
Matador Resources Co.	5,444	105,831
Maxim Integrated Products, Inc.	20,538	621,480
MedAssets, Inc.	636	14,017
Methode Electronics, Inc.	876	29,486
Microsemi Corp.	638	14,955
Movado Group, Inc.	352	13,288
Myriad Genetics, Inc.	1,769	48,878
The NASDAQ OMX Group, Inc.	25,603	976,755
Newfield Exploration Co.	15,768	390,573
NewMarket Corp.	125	41,858
Northrop Grumman Corp.	33,166	3,832,331
Nu Skin Enterprises, Inc., Class A	26,876	2,288,491
Oasis Petroleum, Inc.	7,411	309,854
OpenTable, Inc.	433	32,596
Packaging Corp. of America	1,050	67,830
Parker Drilling Co.	4,139	30,794
PBF Energy, Inc.	559	14,495
PDC Energy, Inc.	3,548	176,903
Plains GP Holdings LP, Class A	18,401	467,753
Polaris Industries, Inc.	721	90,269
Polycom, Inc.	5,680	67,762
Power Integrations, Inc.	1,999	118,401
Progress Software Corp.	2,535	61,271
QUALCOMM, Inc.	121,223	8,997,171
Questcor Pharmaceuticals, Inc.	1,334	89,391
Quintiles Transnational Holdings, Inc.	1,929	91,878
Raytheon Co.	32,680	3,106,888
Regal Entertainment Group, Class A	74,775	1,458,113
Relypsa, Inc.	688	22,745
RF Micro Devices, Inc.	2,617	13,949
Royal Gold, Inc.	1,528	85,476
RTI International Metals, Inc.	3,513	109,325
SemGroup Corp., Class A	3,242	200,226
Skyworks Solutions, Inc.	39,073	1,181,958
SM Energy Co.	20,002	1,655,366
Steel Dynamics, Inc.	15,302	252,483
Stillwater Mining Co.	16,345	204,966
Synaptics, Inc.	9,689	565,450
Targa Resources Corp.	815	73,586

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United States (concluded)
Team Health Holdings, Inc.	3,131	$135,134
Tesoro Corp.	9,075	467,544
Tessera Technologies, Inc.	10,328	205,011
Third Point Reinsurance Ltd.	2,592	41,394
Thoratec Corp.	2,359	82,424
TIBCO Software, Inc.	1,335	28,422
Tidewater, Inc.	287	14,881
TripAdvisor, Inc.	4,319	333,384
Ubiquiti Networks, Inc.	60,036	2,473,483
United Therapeutics Corp.	2,305	236,539
US Silica Holdings, Inc.	2,117	62,706
USANA Health Sciences, Inc.	389	23,289
Valero Energy Corp.	39,755	2,031,481
Valmont Industries, Inc.	1,711	250,456
VCA Antech, Inc.	4,690	149,799
VeriSign, Inc.	20,426	1,200,028
Viacom, Inc., Class B	35,614	2,923,909
Vince Holding Corp.	1,260	29,434
Vishay Intertechnology, Inc.	2,188	29,713
Waddell & Reed Financial, Inc., Class A	890	57,690
Walter Investment Management Corp.	2,023	62,389
Web.com Group, Inc.	8,704	294,195
WhiteWave Foods Co., Class A	1,258	30,456
Whiting Petroleum Corp.	13,574	792,450
Worthington Industries, Inc.	3,515	142,498
		96,385,751
Total Reference Entity — Long		115,602,217

Reference Entity — Short
Netherlands
Chicago Bridge & Iron Co. NV	(40,126)	(3,009,049)
Switzerland
Tyco International Ltd.	(13,812)	(559,248)
United States
Abercrombie & Fitch Co., Class A	(15,733)	(556,634)
ABIOMED, Inc.	(4,572)	(125,684)
Acadia Realty Trust	(9,871)	(251,217)
Acuity Brands, Inc.	(20,479)	(2,601,652)
The Advisory Board Co.	(12)	(760)
Alexander & Baldwin, Inc.	(361)	(14,119)
Allegheny Technologies, Inc.	(132,116)	(4,153,727)
Allegiant Travel Co.	(862)	(78,502)
Alnylam Pharmaceuticals, Inc.	(13,644)	(1,141,457)
Alpha Natural Resources, Inc.	(12,742)	(72,375)
American Capital Agency Corp.	(99,864)	(2,092,151)
American Realty Capital Properties, Inc.	(114,712)	(1,587,614)
Annaly Capital Management, Inc.	(10,125)	(109,046)
Apartment Investment & Management Co.	(3,386)	(94,706)
Apollo Education Group, Inc.	(732)	(23,636)
Applied Materials, Inc.	(125,294)	(2,107,445)
Arch Capital Group Ltd.	(860)	(46,277)
Avalonbay Communities, Inc.	(2,180)	(269,230)
Avon Products, Inc.	(11,585)	(172,501)
B&G Foods, Inc.	(9,491)	(311,020)
BancorpSouth, Inc.	(16,112)	(379,760)
Bank of Hawaii Corp.	(9,335)	(530,041)
Beacon Roofing Supply, Inc.	(2,043)	(77,205)
Beam, Inc.	(42)	(3,499)
Bemis Co., Inc.	(36,119)	(1,390,943)
BioMarin Pharmaceutical, Inc.	(26,241)	(1,807,480)
Brixmor Property Group, Inc.	(829)	(17,144)
Brookdale Senior Living, Inc.	(1,470)	(40,366)
Cabela’s, Inc.	(15,854)	(1,059,998)

	Shares	Value
Reference Entity — Short
United States (continued)
Campbell Soup Co.	(37,615)	$(1,550,114)
CarMax, Inc.	(15,250)	(687,928)
Cepheid, Inc.	(2,254)	(119,146)
Chemtura Corp.	(19,015)	(476,896)
Chico’s FAS, Inc.	(928)	(15,405)
Clean Harbors, Inc.	(404)	(22,656)
Copart, Inc.	(497)	(17,037)
CoreLogic, Inc.	(5,757)	(183,360)
The Corporate Executive Board Co.	(1,299)	(94,957)
Corporate Office Properties Trust	(7,794)	(193,681)
Coty, Inc., Class A	(3,541)	(47,768)
CubeSmart	(40,916)	(674,296)
Cypress Semiconductor Corp.	(8,820)	(88,553)
Darden Restaurants, Inc.	(4,911)	(242,800)
DDR Corp.	(12,188)	(190,986)
DeVry, Inc.	(880)	(31,803)
Dominion Resources, Inc.	(20,614)	(1,399,897)
Douglas Emmett, Inc.	(2,133)	(54,242)
Dynegy, Inc.	(3,627)	(73,846)
Eagle Materials, Inc.	(1,419)	(111,746)
Eaton Vance Corp.	(17,710)	(674,220)
Elizabeth Arden, Inc.	(1,736)	(47,080)
Equity Residential	(17,372)	(962,061)
EXCO Resources, Inc.	(4,005)	(20,546)
Extra Space Storage, Inc.	(559)	(25,524)
Family Dollar Stores, Inc.	(1,095)	(67,693)
Federal Realty Investment Trust	(1,589)	(173,201)
Fifth & Pacific Cos., Inc.	(9,530)	(273,511)
First Horizon National Corp.	(17,767)	(208,940)
Five Below, Inc.	(1,640)	(60,106)
Flotek Industries, Inc.	(4,389)	(94,407)
Forest City Enterprises, Inc., Class A	(52,482)	(954,648)
Fusion-io, Inc.	(6,551)	(72,061)
General Growth Properties, Inc.	(3,041)	(61,246)
Genesco, Inc.	(3,937)	(276,456)
Granite Construction, Inc.	(11,190)	(372,515)
Guidewire Software, Inc.	(1,897)	(89,557)
Hancock Holding Co.	(15,599)	(539,725)
Health Care REIT, Inc.	(2,592)	(150,129)
Healthcare Realty Trust, Inc.	(2,028)	(46,482)
Hill-Rom Holdings, Inc.	(56,346)	(2,043,669)
Hillenbrand, Inc.	(911)	(24,661)
HMS Holdings Corp.	(10,332)	(237,946)
HNI Corp.	(520)	(17,841)
Hudson City Bancorp, Inc.	(169,050)	(1,528,212)
Ingredion, Inc.	(6,603)	(411,367)
Integra LifeSciences Holdings Corp.	(8,781)	(407,965)
Ironwood Pharmaceuticals, Inc.	(12,071)	(167,425)
Joy Global, Inc.	(47,657)	(2,515,813)
KB Home	(5,349)	(103,450)
Kellogg Co.	(54,199)	(3,142,458)
Kennametal, Inc.	(4,612)	(199,884)
Kilroy Realty Corp.	(9,288)	(490,406)
KYTHERA Biopharmaceuticals, Inc.	(533)	(24,518)
L Brands, Inc.	(34,756)	(1,819,824)
Level 3 Communications, Inc.	(85,928)	(2,758,289)
Louisiana-Pacific Corp.	(1,981)	(34,727)
LSI Corp.	(156)	(1,721)
The Macerich Co.	(2,937)	(166,234)
Manitowoc Co., Inc.	(5,139)	(146,205)
Marsh & McLennan Cos., Inc.	(58,636)	(2,680,252)
Mattress Firm Holding Corp.	(4,457)	(181,400)
McDermott International, Inc.	(49,478)	(412,647)
McGraw Hill Financial, Inc.	(5,715)	(434,569)
MGM Resorts International	(88,723)	(2,161,292)
Mobile Mini, Inc.	(14,316)	(553,600)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	23

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States (concluded)
Monro Muffler Brake, Inc.	(2,747)	$(152,486)
National Fuel Gas Co.	(5,178)	(390,214)
Navistar International Corp.	(36,979)	(1,139,693)
NetSuite, Inc.	(4,251)	(447,120)
The New York Times Co.	(1,073)	(15,172)
Nordstrom, Inc.	(1,181)	(67,848)
NorthStar Realty Finance Corp.	(121,359)	(1,770,628)
Omega Healthcare Investors, Inc.	(1,179)	(37,657)
Omnicom Group, Inc.	(74)	(5,371)
ONEOK, Inc.	(93,874)	(6,429,430)
Parkway Properties, Inc.	(21,422)	(380,026)
Pebblebrook Hotel Trust	(21,855)	(658,491)
Pennsylvania Real Estate Investment Trust	(1,928)	(35,957)
PG&E Corp.	(20,864)	(879,418)
Pitney Bowes, Inc.	(5,605)	(141,134)
Plum Creek Timber Co., Inc.	(2,550)	(109,829)
Pool Corp.	(1,546)	(83,762)
Post Holdings, Inc.	(1,063)	(56,902)
Public Storage	(2,128)	(335,352)
PVH Corp.	(34,158)	(4,128,677)
Questar Corp.	(4,571)	(106,596)
Riverbed Technology, Inc.	(10,281)	(202,741)
Rockwell Collins, Inc.	(64,684)	(4,887,523)
Sally Beauty Holdings, Inc.	(4,830)	(137,075)
Scientific Games Corp.	(7,911)	(111,387)
Sempra Energy	(39,251)	(3,638,960)
ServiceNow, Inc.	(30,903)	(1,960,177)
The Sherwin-Williams Co.	(8,846)	(1,621,118)
Silgan Holdings, Inc.	(658)	(30,156)
Simon Property Group, Inc.	(4,242)	(656,831)
SolarCity Corp.	(17,874)	(1,324,285)
The Southern Co.	(3,186)	(131,391)
Sprint Corp.	(247,421)	(2,046,172)
Sprouts Farmers Market, Inc.	(4,388)	(156,827)
SPX Corp.	(8,082)	(804,725)
Starwood Property Trust, Inc.	(64,805)	(1,957,111)
SunEdison, Inc.	(6,806)	(94,671)
Synageva BioPharma Corp.	(434)	(39,312)
Sysco Corp.	(61,536)	(2,158,683)
Tanger Factory Outlet Centers	(4,219)	(140,830)
Target Corp.	(14,307)	(810,348)
Taubman Centers, Inc.	(13,949)	(906,964)
TCF Financial Corp.	(16,996)	(273,636)
Tempur Sealy International, Inc.	(39,600)	(1,951,884)
TESARO, Inc.	(378)	(11,911)
Textron, Inc.	(64,173)	(2,278,142)
Two Harbors Investment Corp.	(2,660)	(26,148)
UDR, Inc.	(15,179)	(369,457)
Ulta Salon Cosmetics & Fragrance, Inc.	(347)	(29,741)
United Continental Holdings, Inc.	(8,512)	(390,190)
UTi Worldwide, Inc.	(7,306)	(114,412)
Veeco Instruments, Inc.	(6,036)	(229,428)
Visteon Corp.	(1,765)	(142,983)
Vornado Realty Trust	(21,882)	(2,009,424)
Vulcan Materials Co.	(2,704)	(166,918)
Washington Real Estate Investment Trust	(848)	(19,758)
Webster Financial Corp.	(10,620)	(322,211)
Weyerhaeuser Co.	(57,464)	(1,717,024)
Williams-Sonoma, Inc.	(7,349)	(400,668)
Wright Medical Group, Inc.	(15,942)	(484,796)
Wynn Resorts Ltd.	(3,239)	(704,223)
Zynga, Inc., Class A	(2,466)	(10,850)
		(108,072,643)
Total Reference Entity — Short		(111,640,940)
Net Value of Reference Entity — Bank of America N.A.		$3,961,277

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Deutsche Bank AG as of January 31, 2014, expiration dates 2/17/14 — 1/07/16:

	Shares	Value
Reference Entity — Long
Australia
Amcor Ltd.	148,866	$1,396,409
Aristocrat Leisure Ltd.	126,606	504,204
Arrium Ltd.	80,782	109,825
Atlas Iron Ltd.	25,030	21,952
BlueScope Steel Ltd.	46,719	220,702
Caltex Australia Ltd.	18,891	319,869
carsales.com Ltd.	43,474	343,058
Crown Resorts Ltd.	38,283	558,732
CSL Ltd.	18,916	1,164,316
DuluxGroup Ltd.	19,853	92,997
Fortescue Metals Group Ltd.	761,240	3,530,975
Goodman Group	86,319	352,704
IOOF Holdings Ltd.	6,388	49,229
Oil Search Ltd.	29,659	208,375
Platinum Asset Management Ltd.	40,360	240,118
Primary Health Care Ltd.	216,247	939,351
REA Group Ltd.	7,582	269,466
Regis Resources Ltd.	22,429	51,918
		10,374,200
Austria
Voestalpine AG	8,861	396,599
Belgium
bpost SA	43,171	841,347
Canada
Africa Oil Corp.	15,446	112,696
Aimia, Inc.	1,380	23,939
Air Canada, Class B	13,868	97,247
Alamos Gold, Inc.	2,491	22,858
Atco Ltd., Class I	499	22,339
Barrick Gold Corp.	59,862	1,153,435
Baytex Energy Corp.	7,896	288,262
Calfrac Well Services Ltd.	3,386	90,658
Canadian Natural Resources Ltd.	45,113	1,479,261
CCL Industries, Inc., Class B	3,790	273,425
Constellation Software, Inc.	289	62,102
Dominion Diamond Corp.	14,878	216,674
Franco-Nevada Corp.	13,925	675,777
Gibson Energy, Inc.	13,913	338,284
Goldcorp, Inc.	12,829	320,106
Gran Tierra Energy, Inc.	8,684	65,573
Inter Pipeline Ltd.	1,074	26,711
Linamar Corp.	1,699	65,260
Magna International, Inc.	30,062	2,553,414
MEG Energy Corp.	6,252	173,288
Methanex Corp.	16,250	971,863
Onex Corp.	3,159	162,807
Open Text Corp.	14,793	1,465,819
Pan American Silver Corp.	4,816	60,624
Parkland Fuel Corp.	5,129	82,801
Peyto Exploration & Development Corp.	14,400	422,012
Power Corp. of Canada	17,916	486,607
Quebecor, Inc., Class B	26,586	566,213
Raging River Exploration, Inc.	13,303	83,013
Rogers Communications, Inc., Class B	9,916	417,118
Secure Energy Services, Inc.	4,942	71,972
Silver Wheaton Corp.	37,324	810,656
Stantec, Inc.	2,328	141,676
Sun Life Financial, Inc.	9,349	308,318
Suncor Energy, Inc.	13,131	431,392
Teck Resources Ltd., Class B	12,049	289,933

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Canada (concluded)
TELUS Corp.	16,679	$582,998
Thomson Reuters Corp.	14,852	535,806
Tourmaline Oil Corp.	9,328	394,393
Vermilion Energy, Inc.	10,180	560,483
West Fraser Timber Co. Ltd.	2,314	118,822
Westjet Airlines Ltd.	4,430	100,036
Whitecap Resources, Inc.	6,229	66,051
		17,192,722
China
AAC Technologies Holdings, Inc.	4,500	19,280
Anta Sports Products Ltd.	58,000	84,689
BBMG Corp., Class H	35,000	27,371
China Communications Construction Co. Ltd., Class H	15,000	10,916
China Communications Services Corp. Ltd., Class H	42,000	22,641
China Longyuan Power Group Corp., Class H	14,000	16,860
China Oilfield Services Ltd., Class H	8,000	21,455
China Pacific Insurance Group Co. Ltd., Class H	58,800	213,520
China Petroleum & Chemical Corp., Class H	3,714,000	2,933,664
China Railway Construction Corp.	282,000	235,262
China Telecom Corp. Ltd., Class H	1,006,000	462,207
CNOOC Ltd.	1,395,000	2,166,872
Country Garden Holdings Co. Ltd.	457,000	248,534
CSR Corp. Ltd., Class H	65,000	47,282
Datang International Power Generation Co. Ltd., Class H	616,000	245,042
Great Wall Motor Co. Ltd., Class H	7,500	35,296
Greentown China Holdings Ltd.	63,500	90,493
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	10,000	32,454
Guangzhou R&F Properties Co. Ltd., Class H	87,200	116,142
Hilong Holding Ltd.	56,000	42,708
Huaneng Power International, Inc., Class H	58,000	54,152
Jiangsu Expressway Co. Ltd., Class H	20,000	25,109
Jiangxi Copper Co. Ltd., Class H	159,000	286,185
Kingsoft Corp. Ltd.	8,000	26,105
People’s Insurance Co. Group of China Ltd., Class H	32,000	13,851
PetroChina Co. Ltd., Class H	358,000	345,114
PICC Property & Casualty Co. Ltd., Class H	38,000	51,333
Shunfeng Photovoltaic International Ltd.	18,000	14,171
Sihuan Pharmaceutical Holdings Group Ltd.	168,000	179,897
Sinopec Engineering Group Co. Ltd.	98,500	127,017
Sinopec Shanghai Petrochemical Co. Ltd., Class H	948,000	269,671
Sunac China Holdings Ltd.	25,000	15,012
Tencent Holdings Ltd.	145,700	10,215,009
Tingyi Cayman Islands Holding Corp.	18,000	46,570
Want Want China Holdings Ltd.	53,000	71,635
		18,813,519
Colombia
Pacific Rubiales Energy Corp.	47,967	729,142
Denmark
Coloplast A/S, Class B	840	63,101
D/S Norden A/S	4,934	230,549
Genmab A/S	2,685	106,904
GN Store Nord A/S	5,037	119,620
H Lundbeck A/S	713	17,680
Pandora A/S	8,147	467,423
Vestas Wind Systems A/S	29,724	983,763
		1,989,040
Finland
Kesko OYJ, Class B	2,591	95,486
Neste Oil OYJ	235,084	4,196,338
		4,291,824

	Shares	Value
Reference Entity — Long
France
Metropole Television SA	15,429	$334,714
Technicolor SA, Registered Shares	18,682	92,531
		427,245
Germany
Deutsche Telekom AG, Registered Shares	63,078	1,019,917
Deutz AG	1,889	18,746
Dialog Semiconductor PLC	13,093	253,941
Drillisch AG	792	24,292
Freenet AG	61,661	1,880,043
Infineon Technologies AG	2,360	24,249
Morphosys AG	2,158	188,677
Nordex SE	24,018	318,316
ProSiebenSat.1 Media AG, Registered Shares	30,029	1,345,199
Telefonica Deutschland Holding AG	66,047	526,185
TUI AG	21,747	370,151
United Internet AG, Registered Shares	34,144	1,491,282
Wincor Nixdorf AG	910	64,644
Wirecard AG	1,047	45,761
		7,571,403
Hong Kong
China Overseas Land & Investment Ltd.	124,000	332,859
China Resources Land Ltd.	30,000	70,464
China Resources Power Holdings Co. Ltd.	22,000	52,305
China Unicom Hong Kong Ltd.	314,000	409,426
COSCO Pacific Ltd.	26,000	33,268
Galaxy Entertainment Group Ltd.	565,000	5,522,639
Geely Automobile Holdings Ltd.	740,000	302,407
Haier Electronics Group Co. Ltd.	59,000	171,151
HKT Trust/HKT Ltd.	18,000	17,230
Huabao International Holdings Ltd.	79,000	40,002
Jardine Strategic Holdings Ltd.	1,000	32,457
Kerry Properties Ltd.	5,500	17,640
Kunlun Energy Co. Ltd.	92,000	151,872
MGM China Holdings Ltd.	40,800	159,912
New World Development Co. Ltd.	74,000	92,542
Poly Property Group Co. Ltd.	41,000	19,488
Sands China Ltd.	734,800	5,642,714
Sino Biopharmaceutical Ltd.	192,000	162,315
Techtronic Industries Co.	36,000	92,471
Truly International Holdings	296,000	162,638
Wharf Holdings Ltd.	6,000	40,845
Wynn Macau Ltd.	140,000	594,612
Xinyi Glass Holdings Ltd.	564,000	456,957
		14,578,214
Ireland
DCC PLC	6,839	310,859
Kentz Corp. Ltd.	18,787	203,216
		514,075
Israel
Bank Leumi Le-Israel BM	5,415	20,570
Gazit-Globe Ltd.	1,054	13,067
Paz Oil Co. Ltd.	247	36,630
Teva Pharmaceutical Industries Ltd.	6,546	291,761
		362,028
Italy
Banca Generali SpA	13,222	404,075
Brembo SpA	2,372	61,375
Exor SpA	5,586	218,443
Mediolanum SpA	16,475	141,547
Salvatore Ferragamo SpA	2,422	74,846
Unipol Gruppo Finanziario SpA	21,751	124,097
		1,024,383

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	25

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Japan
Amada Co. Ltd.	24,000	$194,179
Asahi Group Holdings Ltd.	38,100	1,036,096
Autobacs Seven Co. Ltd.	1,600	25,832
Citizen Holdings Co. Ltd.	25,200	196,243
Credit Saison Co. Ltd.	8,800	215,135
The Dai-ichi Life Insurance Co. Ltd.	4,900	74,768
Daifuku Co. Ltd.	6,500	76,943
Daikin Industries Ltd.	6,900	395,782
Disco Corp.	1,300	90,568
Dowa Holdings Co Ltd.	92,000	828,345
Enplas Corp.	1,100	73,251
F@N Communications, Inc.	11,800	472,801
Fuji Heavy Industries Ltd.	21,300	580,670
FUJIFILM Holdings Corp.	2,500	72,855
Fujikura Ltd.	33,000	153,027
Fujitsu General Ltd.	11,000	130,878
GMO internet, Inc.	17,400	212,215
Hakuhodo DY Holdings, Inc.	2,500	20,194
Hikari Tsushin, Inc.	1,500	124,814
Hitachi Kokusai Electric, Inc.	11,000	144,501
Hitachi Metals Ltd.	6,000	94,520
Horiba Ltd.	1,300	47,063
Jafco Co. Ltd.	400	21,442
Kaken Pharmaceutical Co. Ltd.	2,000	32,037
Kanamoto Co. Ltd.	6,100	157,591
Kaneka Corp.	4,000	24,738
KDDI Corp.	43,400	2,389,698
Kinden Corp.	3,000	29,257
Konica Minolta Holdings, Inc.	500	5,344
M3, Inc.	7	20,527
Maeda Road Construction Co. Ltd.	7,000	114,333
Maruichi Steel Tube Ltd.	1,500	39,016
Mitsubishi Materials Corp.	271,000	909,762
Mitsui Mining & Smelting Co. Ltd.	74,000	197,054
Monex Group, Inc.	21,100	88,779
Nachi-Fujikoshi Corp.	4,000	25,255
Nexon Co. Ltd.	37,100	320,568
Nippo Corp.	4,000	62,294
Nippon Meat Packers, Inc.	12,000	204,341
Nippon Telegraph & Telephone Corp.	41,000	2,194,406
Nisshin Steel Holdings Co. Ltd.	1,500	15,915
Nomura Holdings, Inc.	404,000	2,806,992
NTT Data Corp.	2,800	98,723
Nuflare Technology, Inc.	900	93,911
Obic Co Ltd.	6,100	188,318
Okasan Securities Group, Inc.	4,000	37,031
Omron Corp.	1,700	67,214
Oriental Land Co Ltd.	16,200	2,458,420
OSG Corp.	7,100	131,432
Otsuka Corp.	400	47,445
Resorttrust, Inc.	16,100	276,359
Ricoh Co Ltd.	104,500	1,098,117
Senshu Ikeda Holdings, Inc.	6,800	30,323
Shinko Electric Industries Co Ltd.	2,200	17,226
Ship Healthcare Holdings, Inc.	400	15,281
Showa Shell Sekiyu KK	52,000	494,857
Sojitz Corp.	36,700	62,916
Sumitomo Metal Mining Co. Ltd.	2,000	25,877
Sumitomo Osaka Cement Co. Ltd.	84,000	314,072
Sumitomo Real Estate Sales Co. Ltd.	900	27,829
Tadano Ltd.	30,000	421,430
Taiheiyo Cement Corp.	34,000	125,721
Takara Bio, Inc.	900	18,472
Tokai Tokyo Financial Holdings, Inc.	18,800	164,145
Tokyo Electron Ltd.	4,200	218,971
Tokyo Seimitsu Co. Ltd.	500	9,739

	Shares	Value
Reference Entity — Long
Japan (concluded)
Tosoh Corp.	24,000	$102,332
TS Tech Co Ltd.	2,000	73,756
United Arrows Ltd.	2,500	80,337
Zeon Corp.	28,000	271,545
		21,891,828
Macau
Macau Legend Development Ltd.	67,000	63,810
Netherlands
SBM Offshore NV	1,004	19,375
New Zealand
Chorus Ltd.	19,254	21,774
Norway
BW LPG Ltd.	22,359	248,435
DNO International ASA	341,001	1,113,057
Gjensidige Forsikring ASA	7,493	144,019
Norsk Hydro ASA	423,870	1,928,370
Opera Software ASA	34,893	477,055
REC Silicon ASA	163,283	71,408
Statoil ASA	101,542	2,406,612
Storebrand ASA	253,171	1,512,347
Subsea 7 SA	132,179	2,269,854
Telenor ASA	390,321	8,120,133
		18,291,290
Portugal
CTT-Correios de Portugal SA	6,488	59,590
Singapore
CapitaMall Trust	291,000	424,684
ComfortDelGro Corp. Ltd.	106,000	160,197
Ezion Holdings Ltd.	529,000	930,962
IGG, Inc.	75,000	88,568
		1,604,411
Spain
Amadeus IT Holding SA, Class A	44,276	1,751,467
Atresmedia Corp. de Medios de Comunicaion SA	2,109	39,604
Bankinter SA	169,727	1,267,401
Gamesa Corp. Tecnologica SA	81,699	895,728
Mediaset Espana Comunicacion SA	12,799	157,626
Repsol SA	39,896	932,444
Tecnicas Reunidas SA	690	36,260
		5,080,530
Sweden
Intrum Justitia AB	50,351	1,421,824
Lundin Petroleum AB	11,086	191,744
Skandinaviska Enskilda Banken AB, Class A	259,728	3,346,512
Trelleborg AB, B Shares	100,197	1,997,286
		6,957,366
Switzerland
Georg Fischer AG, Registered Shares	109	74,664
United Kingdom
Afren PLC	36,492	89,155
AMEC PLC	4,572	77,286
Blinkx PLC	132,006	275,805
Britvic PLC	175,074	1,994,182
BT Group PLC	211,214	1,330,030
Dixons Retail PLC	122,911	88,118
Foxtons Group PLC	3,967	22,788
Genel Energy PLC	944	15,250
Howden Joinery Group PLC	40,360	227,286
ITV PLC	233,155	752,368
Jazztel PLC	111,414	1,367,762

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United Kingdom (concluded)
Lonmin PLC	3,993	$20,061
Randgold Resources Ltd.	1,653	113,625
Rightmove PLC	14,393	598,862
Rio Tinto PLC	3,801	202,169
Thomas Cook Group PLC	276,864	818,210
Tui Travel PLC	28,380	198,239
		8,191,196
United States
Tahoe Resources, Inc.	1,464	26,000
Total Reference Entity — Long		141,387,575

Reference Entity — Short
Austria
Andritz AG	(12,670)	(695,225)
Erste Group Bank AG	(502)	(18,214)
Verbund AG	(1,135)	(23,910)
		(737,349)
Belgium
Belgacom SA	(5,631)	(160,744)
Colruyt SA	(379)	(21,500)
D’ieteren SA	(2,280)	(109,252)
Delhaize Group SA	(889)	(57,099)
UCB SA	(8,875)	(627,549)
		(976,144)
Canada
Enerplus Corp.	(1)	(18)
Loblaw Cos. Ltd.	(5,861)	(226,389)
Penn West Petroleum Ltd.	(6,976)	(52,175)
SNC-Lavalin Group, Inc.	(16,797)	(696,915)
		(975,497)
Denmark
FLSmidth & Co. A/S	(17,717)	(945,826)
William Demant Holding A/S	(5,545)	(510,283)
		(1,456,109)
Finland
Metso OYJ	(20,993)	(655,315)
Nokian Renkaat OYJ	(10,054)	(423,000)
Valmet Corp.	(5,825)	(49,140)
		(1,127,455)
France
Accor SA	(5,227)	(249,171)
Alstom SA	(3,604)	(101,799)
Bureau Veritas SA	(5,571)	(144,717)
Carrefour SA	(116,556)	(4,005,141)
Casino Guichard Perrachon SA	(44,128)	(4,548,269)
CNP Assurances	(4,563)	(89,278)
Faurecia	(4,587)	(180,597)
L’Oreal SA	(18,592)	(3,052,331)
Lafarge SA	(1,090)	(78,129)
LVMH Moet Hennessy Louis Vuitton SA	(11,500)	(2,045,779)
Pernod Ricard SA	(50,443)	(5,417,113)
Remy Cointreau SA	(28,972)	(2,160,223)
Renault SA	(4,261)	(370,149)
Sodexo	(2,670)	(262,951)
Vallourec SA	(3,990)	(199,203)
Vivendi SA	(87,529)	(2,349,637)
		(25,254,487)

	Shares	Value
Reference Entity — Short
Germany
ElringKlinger AG	(4,244)	$(156,546)
K+S AG	(276,067)	(8,267,587)
MAN SE	(35,970)	(4,378,824)
MTU Aero Engines AG	(3,686)	(326,081)
		(13,129,038)
Hong Kong
Esprit Holdings Ltd.	(131,500)	(247,215)
Shangri-La Asia Ltd.	(14,000)	(23,226)
		(270,441)
Japan
Advantest Corp.	(3,800)	(40,109)
Aeon Co. Ltd.	(112,500)	(1,402,766)
Ajinomoto Co. Inc.	(7,000)	(98,791)
Asics Corp.	(7,700)	(132,992)
ASKUL Corp.	(1,900)	(72,661)
The Bank of Kyoto Ltd.	(3,000)	(23,897)
The Chiba Bank Ltd.	(24,000)	(151,875)
Coca-Cola East Japan Co. Ltd.	(3,700)	(90,920)
Daihatsu Motor Co. Ltd.	(4,100)	(63,944)
Dentsu, Inc.	(9,400)	(368,729)
Fast Retailing Co. Ltd.	(11,400)	(4,147,073)
Fujitsu Ltd.	(4,000)	(22,360)
HIS Co. Ltd.	(300)	(16,331)
Hisamitsu Pharmaceutical Co., Inc.	(1,000)	(44,990)
Hitachi Transport System Ltd.	(2,000)	(31,767)
Hokkaido Electric Power Co., Inc.	(12,800)	(133,916)
IHI Corp.	(20,000)	(90,692)
Itochu Techno-Solutions Corp.	(800)	(32,941)
JSR Corp.	(1,000)	(17,807)
JTEKT Corp.	(6,200)	(91,284)
Kajima Corp.	(17,000)	(62,627)
The Kansai Electric Power Co., Inc.	(25,200)	(270,941)
Keihin Corp.	(6,900)	(102,333)
Komeri Co. Ltd.	(3,800)	(90,017)
Konami Corp.	(15,000)	(356,515)
Kurita Water Industries Ltd.	(10,000)	(213,088)
Kyushu Electric Power Co., Inc.	(6,400)	(73,434)
MISUMI Group, Inc.	(600)	(17,202)
Mitsubishi Logistics Corp.	(7,000)	(97,821)
Mitsui Chemicals, Inc.	(58,000)	(138,453)
Mitsui Engineering & Shipbuilding Co. Ltd.	(70,000)	(136,553)
Mitsui OSK Lines Ltd.	(32,000)	(131,168)
NEC Corp.	(119,000)	(343,891)
Nihon Kohden Corp.	(1,500)	(58,477)
Nikon Corp.	(110,600)	(1,889,462)
Nintendo Co. Ltd.	(54,800)	(6,285,336)
Nippon Electric Glass Co. Ltd.	(57,000)	(256,678)
NOK Corp.	(3,100)	(49,943)
OKUMA Corp.	(15,000)	(143,885)
Panasonic Corp.	(298,600)	(3,384,228)
Rakuten, Inc.	(20,500)	(335,434)
Rohm Co. Ltd.	(1,300)	(64,785)
Sega Sammy Holdings, Inc.	(1,000)	(23,885)
Seven Bank Ltd.	(44,200)	(168,472)
Shimamura Co. Ltd.	(5,600)	(494,636)
Shiseido Co. Ltd.	(12,000)	(189,728)
The Shizuoka Bank Ltd.	(39,000)	(387,351)
Sony Corp.	(3,900)	(61,101)
Sony Financial Holdings, Inc.	(2,000)	(32,354)
Sumitomo Heavy Industries Ltd.	(99,000)	(458,395)
Takata Corp.	(4,100)	(121,735)
Teijin Ltd.	(30,000)	(67,519)
Tokyo Electric Power Co., Inc.	(11,400)	(51,737)
Tokyo Tatemono Co. Ltd.	(140,000)	(1,298,915)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	27

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Japan (concluded)
Toshiba Corp.	(38,000)	$(157,973)
Toyota Boshoku Corp.	(3,100)	(35,303)
Unicharm Corp.	(18,000)	(977,929)
Yamada Denki Co. Ltd.	(23,300)	(79,974)
Yamaha Motor Co. Ltd.	(2,700)	(35,664)
		(26,220,787)
Netherlands
ASM International NV	(8,730)	(291,864)
Heineken NV	(160,300)	(9,766,395)
Koninklijke Boskalis Westminster NV	(381)	(18,269)
Koninklijke Vopak NV	(34,939)	(1,920,266)
USG People NV	(31,173)	(488,385)
		(12,485,179)
Singapore
Golden Agri-Resources Ltd.	(93,000)	(37,764)
Jardine Cycle & Carriage Ltd.	(17,000)	(464,268)
		(502,032)
Spain
Banco Santander SA—Rights	(13,284)	(2,669)
Sweden
Husqvarna AB -B Shares	(26,176)	(151,659)
Sandvik AB	(106,168)	(1,485,272)
Scania AB -B Shares	(179,644)	(3,670,368)
Volvo AB -B Shares	(360,073)	(4,760,860)
		(10,068,159)
Switzerland
ABB Ltd.	(11,235)	(279,452)
Banque Cantonale Vaudoise	(1,693)	(920,306)
Credit Suisse Group AG	(75,513)	(2,275,277)
Dufry AG	(22,135)	(3,466,897)
Holcim Ltd.	(31,375)	(2,277,275)
Kuehne + Nagel International AG	(12,383)	(1,643,850)
Nestle SA	(1,810)	(131,173)
Schindler Holding AG	(1,436)	(207,951)
Schindler Holding AG	(419)	(61,512)
SGS SA	(5,247)	(11,863,962)
Sonova Holding AG	(3,264)	(448,274)
STMicroelectronics NV	(16,644)	(136,616)
UBS AG	(147,324)	(2,922,065)
		(26,634,610)
United Kingdom
Associated British Foods PLC	(36,788)	(1,639,442)
British American Tobacco PLC	(40,778)	(1,945,832)
Carnival PLC	(157,695)	(6,464,240)
Croda International PLC	(3,777)	(149,409)
G4S PLC	(876,605)	(3,431,191)
Intertek Group PLC	(52,730)	(2,451,611)
Kazakhmys PLC	(34)	(99)
Kingfisher PLC	(176,809)	(1,072,039)
Marks & Spencer Group PLC	(3,018)	(23,322)
National Grid PLC	(144,887)	(1,875,503)
Pearson PLC	(3,398)	(62,082)
SABMiller PLC	(5,775)	(259,473)
Serco Group PLC	(83,326)	(597,432)
Spectris PLC	(20,062)	(731,206)
Standard Chartered PLC	(168,563)	(3,425,865)
Tesco PLC	(1,082,029)	(5,686,018)
Unilever PLC	(39,881)	(1,530,631)
The Weir Group PLC	(5,944)	(204,364)
		(31,549,759)
	Shares	Value
Reference Entity — Short
United States
Brookfield Office Properties, Inc.	(79)	$(1,477)
Total Reference Entity — Short		(151,391,192)
Net Value of Reference Entity — Deutsche Bank AG		$(10,003,617)

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2014, expiration dates 2/18/14 — 8/04/15:

Reference Entity — Long
China
SINA Corp.	29,011	$1,891,227
Sohu.com, Inc.	6,848	498,398
		2,389,625
Cyprus
Ocean Rig UDW, Inc.	26,231	449,599
Ireland
FleetMatics Group PLC	360	14,403
Jazz Pharmaceuticals PLC	757	114,807
		129,210
Israel
Caesarstone Sdot-Yam Ltd.	2,781	126,035
Check Point Software Technologies Ltd.	25,171	1,646,939
SodaStream International Ltd.	10,181	372,217
Wix.com Ltd.	1,020	29,233
		2,174,424
Netherlands
Constellium NV, Class A	3,006	77,885
Core Laboratories NV	464	83,019
LyondellBasell Industries NV, Class A	91,302	7,190,945
NXP Semiconductor NV	267,139	12,916,171
		20,268,020
Singapore
Flextronics International Ltd.	43,482	354,378
United States
AGCO Corp.	12,546	669,078
Air Lease Corp.	111,872	3,521,731
Align Technology, Inc.	11,920	708,286
Amdocs Ltd.	38,201	1,652,575
Amerco, Inc.	412	91,765
Amgen, Inc.	49,900	5,935,605
Amsurg Corp.	684	28,557
AOL, Inc.	1,546	71,240
Artisan Partners Asset Management, Inc.	2,123	134,641
Aspen Technology, Inc.	14,804	674,618
Assurant, Inc.	21,916	1,432,211
Bally Technologies, Inc.	15,329	1,123,922
Bankrate, Inc.	2,896	48,045
Baxter International, Inc.	54,230	3,703,909
Benchmark Electronics, Inc.	2,867	65,167
Blucora, Inc.	93,295	2,389,285
Bonanza Creek Energy, Inc.	658	26,787
Bristow Group, Inc.	10,746	771,455
Broadridge Financial Solutions, Inc.	2,187	79,366
Cabot Oil & Gas Corp.	150,375	6,011,993
CalAmp Corp.	14,020	413,310
Cardinal Health, Inc.	23,227	1,579,901
Celgene Corp.	4,187	636,131
Cheniere Energy, Inc.	15,279	671,359
Chipotle Mexican Grill, Inc.	2,097	1,157,460

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United States (continued)
Cimarex Energy Co.	3,210	$314,516
Cisco Systems, Inc.	404,565	8,864,019
Citigroup, Inc.	108,101	5,127,230
CNO Financial Group, Inc.	35,033	593,459
Comcast Corp., Special Class A	2,439	127,682
Concho Resources, Inc.	1,048	102,484
ConocoPhillips	3,271	212,451
CONVERSANT, Inc.	11,075	238,113
Crimson Wine Group Ltd.	1	8
Cvent, Inc.	4,416	168,735
Devon Energy Corp.	1,843	109,142
Diamondback Energy, Inc.	2,327	120,957
DIRECTV, LLC	185,190	12,857,742
Discovery Communications, Inc.	9,556	704,468
Discovery Communications, Inc., Class A	194	15,477
Domino’s Pizza, Inc.	53,282	3,762,242
Dril-Quip, Inc.	444	44,649
EchoStar Corp., Class A	3,535	166,251
EnerSys, Inc.	329	22,392
Envestnet, Inc.	1,356	57,969
EQT Corp.	46,050	4,273,901
Exelis, Inc.	11,192	219,251
Facebook, Inc.	70,006	4,380,275
Finisar Corp.	7,285	172,727
Freescale Semiconductor Ltd.	2,049	37,148
GameStop Corp., Class A	10,978	384,998
Gilead Sciences, Inc.	10,709	863,681
Gogo, Inc.	4,872	99,340
Health Net, Inc.	5,752	189,183
IAC/InterActiveCorp	95,870	6,714,735
II-VI, Inc.	6,825	104,218
ING US, Inc.	3,999	135,046
Ixia	570	7,290
Kaiser Aluminum Corp.	887	61,921
Kodiak Oil & Gas Corp.	4,903	52,021
Linear Technology Corp.	17,473	778,247
LinnCo LLC	95,912	3,087,407
Manhattan Associates, Inc.	19,495	657,371
Marathon Petroleum Corp.	70,111	6,103,163
Matador Resources Co.	7,952	154,587
Maxim Integrated Products, Inc.	117,576	3,557,850
MedAssets, Inc.	990	21,820
Methode Electronics, Inc.	1,037	34,905
Microsemi Corp.	1,776	41,629
Murphy USA, Inc.	20,209	782,897
The NASDAQ OMX Group, Inc.	32,185	1,227,858
Newfield Exploration Co.	19,597	485,418
NewMarket Corp.	105	35,160
Northrop Grumman Corp.	56,763	6,558,965
Nu Skin Enterprises, Inc., Class A	12,282	1,045,812
Oasis Petroleum, Inc.	24,588	1,028,024
Oceaneering International, Inc.	330	22,490
OpenTable, Inc.	2,439	183,608
OSI Systems, Inc.	13,138	761,084
Packaging Corp. of America	2,700	174,420
Palo Alto Networks, Inc.	970	57,667
Pattern Energy Group, Inc.	4,020	112,118
PBF Energy, Inc.	2,925	75,845
PDC Energy, Inc.	2,816	140,406
Plains GP Holdings LP, Class A	10,959	278,578
Polaris Industries, Inc.	3,724	466,245
Polycom, Inc.	4,804	57,312
Power Integrations, Inc.	3,731	220,987
priceline.com, Inc.	519	594,198
Progress Software Corp.	6,689	161,673
QUALCOMM, Inc.	137,975	10,240,505

	Shares	Value
Reference Entity — Long
United States (concluded)
Questcor Pharmaceuticals, Inc.	411	$27,541
Raytheon Co.	57,451	5,461,867
Regal Entertainment Group, Class A	54,599	1,064,681
RF Micro Devices, Inc.	8,884	47,352
RTI International Metals, Inc.	3,192	99,335
SemGroup Corp., Class A	9,178	566,833
Skyworks Solutions, Inc.	41,091	1,243,003
SM Energy Co.	32,764	2,711,549
Spirit Aerosystems Holdings, Inc., Class A	17,839	604,920
Spirit Airlines, Inc.	3,635	170,482
Steel Dynamics, Inc.	20,520	338,580
Stillwater Mining Co.	46,480	582,859
Synaptics, Inc.	3,874	226,087
Targa Resources Corp.	6,389	576,863
Tesoro Corp.	2,697	138,949
Tessera Technologies, Inc.	6,634	131,685
Third Point Reinsurance Ltd.	6,774	108,181
Thoratec Corp.	15,760	550,654
TIBCO Software, Inc.	6,545	139,343
Tidewater, Inc.	416	21,570
TripAdvisor, Inc.	8,002	617,674
Ubiquiti Networks, Inc.	82,021	3,379,265
United Therapeutics Corp.	113	11,596
US Silica Holdings, Inc.	10,110	299,458
USANA Health Sciences, Inc.	226	13,531
Valero Energy Corp.	34,186	1,746,905
Valmont Industries, Inc.	5,641	825,730
VCA Antech, Inc.	28,717	917,221
VeriSign, Inc.	18,679	1,097,391
Viacom, Inc., Class B	170,629	14,008,641
Vince Holding Corp.	1,535	35,858
Vishay Intertechnology, Inc.	1,902	25,829
Waddell & Reed Financial, Inc., Class A	4,498	291,560
Web.com Group, Inc.	12,270	414,726
Western Refining, Inc.	5,258	205,640
Whiting Petroleum Corp.	20,840	1,216,639
Worthington Industries, Inc.	4,730	191,754
		164,164,119
Total Reference Entity — Long		189,929,375

Reference Entity — Short
Bermuda
Signet Jewelers Ltd.	(4,930)	(392,182)
Ireland
Eaton Corp. PLC	(7,037)	(514,334)
Netherlands
Chicago Bridge & Iron Co. NV	(39,761)	(2,981,677)
Sweden
Autoliv, Inc.	(5,105)	(462,870)
Switzerland
Foster Wheeler AG	(18,812)	(563,984)
Tyco International Ltd.	(35,432)	(1,434,642)
		(1,998,626)
United States
Abercrombie & Fitch Co., Class A	(3,954)	(139,893)
ABIOMED, Inc.	(5,569)	(153,092)
ACADIA Pharmaceuticals, Inc.	(14,773)	(344,211)
Acadia Realty Trust	(21,990)	(559,646)
ACI Worldwide, Inc.	(13,832)	(838,358)
Acuity Brands, Inc.	(14,779)	(1,877,524)
ADTRAN, Inc.	(2,100)	(53,319)
The Advisory Board Co.	(1,395)	(88,317)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	29

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States (continued)
Alexander & Baldwin, Inc.	(2,120)	$(82,913)
Allegheny Technologies, Inc.	(120,801)	(3,797,983)
Allegiant Travel Co.	(1,102)	(100,359)
Alnylam Pharmaceuticals, Inc.	(15,523)	(1,298,654)
Alpha Natural Resources, Inc.	(652)	(3,703)
Altria Group, Inc.	(1,339)	(47,160)
Amazon.com, Inc.	(6,973)	(2,501,145)
American Airlines Group, Inc.	(21,365)	(716,796)
American Capital Agency Corp.	(38,300)	(802,385)
Apollo Education Group, Inc.	(4,556)	(147,113)
Applied Materials, Inc.	(227,815)	(3,831,848)
Arch Capital Group Ltd.	(32,547)	(1,751,354)
athenahealth, Inc.	(15,566)	(2,294,428)
Autodesk, Inc.	(2,809)	(143,961)
Avis Budget Group, Inc.	(2,005)	(75,609)
Avon Products, Inc.	(7,995)	(119,046)
B&G Foods, Inc.	(5,368)	(175,909)
BancorpSouth, Inc.	(31,905)	(752,001)
Bank of Hawaii Corp.	(17,309)	(982,805)
Barnes & Noble, Inc.	(21,280)	(286,854)
Beacon Roofing Supply, Inc.	(4,627)	(174,854)
Bemis Co., Inc.	(31,721)	(1,221,576)
Big Lots, Inc.	(880)	(23,575)
BioMarin Pharmaceutical, Inc.	(46,112)	(3,176,195)
Boston Properties, Inc.	(511)	(55,234)
Brookdale Senior Living, Inc.	(8,337)	(228,934)
Cabela’s, Inc.	(22,138)	(1,480,147)
Caesars Entertainment Corp.	(20,305)	(446,913)
Campbell Soup Co.	(28,247)	(1,164,059)
CarMax, Inc.	(1,795)	(80,972)
Celldex Therapeutics, Inc.	(14,505)	(373,939)
Cepheid, Inc.	(14,754)	(779,896)
Chemtura Corp.	(18,828)	(472,206)
Chico’s FAS, Inc.	(591)	(9,811)
Choice Hotels International, Inc.	(2,130)	(103,369)
Church & Dwight Co., Inc.	(897)	(57,928)
City National Corp.	(4,644)	(335,993)
Clean Harbors, Inc.	(1,605)	(90,008)
Cogent Communications Group, Inc.	(1,872)	(77,445)
Cohen & Steers, Inc.	(479)	(17,278)
Concur Technologies, Inc.	(14,271)	(1,731,643)
Conn’s, Inc.	(11,622)	(705,572)
Copart, Inc.	(1,084)	(37,160)
CoreLogic, Inc.	(16,021)	(510,269)
The Corporate Executive Board Co.	(1,844)	(134,796)
Corporate Office Properties Trust	(12,468)	(309,830)
Coty, Inc., Class A	(7,549)	(101,836)
CubeSmart	(16,122)	(265,691)
Cubic Corp.	(483)	(23,923)
Cypress Semiconductor Corp.	(1,288)	(12,932)
Darden Restaurants, Inc.	(2,959)	(146,293)
DeVry, Inc.	(5,510)	(199,131)
Dominion Resources, Inc.	(11,243)	(763,512)
Douglas Emmett, Inc.	(7,182)	(182,638)
Dynegy, Inc.	(13,841)	(281,803)
Eagle Materials, Inc.	(4,685)	(368,944)
Eaton Vance Corp.	(10,657)	(405,712)
Electronic Arts, Inc.	(2,491)	(65,762)
Elizabeth Arden, Inc.	(4,291)	(116,372)
EMC Corp.	(58,977)	(1,429,602)
Equity One, Inc.	(9,302)	(210,783)
Equity Residential	(21,707)	(1,202,134)
Essex Property Trust, Inc.	(1,438)	(227,736)
Family Dollar Stores, Inc.	(9,383)	(580,057)
Fidelity National Financial, Inc.	(69,571)	(2,194,269)
Fifth & Pacific Cos., Inc.	(18,775)	(538,843)

	Shares	Value
Reference Entity — Short
United States (continued)
First Horizon National Corp.	(23,596)	$(277,489)
Five Below, Inc.	(3,566)	(130,694)
Flotek Industries, Inc.	(4,257)	(91,568)
Forest City Enterprises, Inc., Class A	(46,704)	(849,546)
Francesca’s Holdings Corp.	(2,802)	(53,238)
Fusion-io, Inc.	(15,156)	(166,716)
Genesco, Inc.	(6,976)	(489,855)
Genesee & Wyoming, Inc., Class A	(16,382)	(1,479,950)
Granite Construction, Inc.	(8,652)	(288,025)
Green Dot Corp., Class A	(349)	(7,860)
Greif, Inc., Class A	(1,569)	(79,438)
Guidewire Software, Inc.	(2,101)	(99,188)
Gulf Coast Ultra Deep Royalty Trust	(6,997)	(17,632)
Hancock Holding Co.	(5,725)	(198,085)
Hatteras Financial Corp.	(2,885)	(51,757)
Hill-Rom Holdings, Inc.	(59,716)	(2,165,899)
Hillenbrand, Inc.	(961)	(26,014)
HMS Holdings Corp.	(7,824)	(180,187)
HNI Corp.	(524)	(17,978)
Hologic, Inc.	(3,534)	(75,486)
Hudson City Bancorp, Inc.	(206,071)	(1,862,882)
ImmunoGen, Inc.	(6,063)	(90,884)
Ingredion, Inc.	(15,545)	(968,454)
Integra LifeSciences Holdings Corp.	(3,938)	(182,959)
Intrepid Potash, Inc.	(6,806)	(100,048)
Iron Mountain, Inc.	(1,776)	(46,904)
Ironwood Pharmaceuticals, Inc.	(27,364)	(379,539)
JC Penney Co., Inc.	(149,567)	(885,437)
John Wiley & Sons, Inc., Class A	(7,488)	(405,400)
Joy Global, Inc.	(98,563)	(5,203,141)
Kellogg Co.	(48,797)	(2,829,250)
Kennametal, Inc.	(10,437)	(452,340)
Key Energy Services, Inc.	(13,487)	(98,320)
Kilroy Realty Corp.	(9,400)	(496,320)
L Brands, Inc.	(24,295)	(1,272,086)
Leidos Holdings, Inc.	(846)	(38,358)
Level 3 Communications, Inc.	(127,052)	(4,078,369)
Louisiana-Pacific Corp.	(2,686)	(47,086)
The Macerich Co.	(15,960)	(903,336)
Manitowoc Co., Inc.	(4,487)	(127,655)
Marsh & McLennan Cos., Inc.	(37,512)	(1,714,674)
Mattress Firm Holding Corp.	(885)	(36,020)
McDermott International, Inc.	(39,427)	(328,821)
McGraw Hill Financial, Inc.	(29,902)	(2,273,748)
Meritor, Inc.	(2,804)	(30,788)
Mettler-Toledo International, Inc.	(742)	(182,755)
MGIC Investment Corp.	(2,474)	(21,004)
MGM Resorts International	(130,469)	(3,178,225)
Mobile Mini, Inc.	(11,738)	(453,908)
Monro Muffler Brake, Inc.	(17,465)	(969,482)
National Fuel Gas Co.	(14,798)	(1,115,177)
National Health Investors, Inc.	(323)	(20,339)
Navistar International Corp.	(403)	(12,420)
NetSuite, Inc.	(4,805)	(505,390)
The New York Times Co.	(2,208)	(31,221)
NorthStar Realty Finance Corp.	(4,437)	(64,736)
OGE Energy Corp.	(2,033)	(69,264)
Omnicom Group, Inc.	(5)	(363)
ONEOK, Inc.	(137,705)	(9,431,415)
Parkway Properties, Inc.	(10,740)	(190,528)
Pebblebrook Hotel Trust	(6,075)	(183,040)
Pennsylvania Real Estate Investment Trust	(1,074)	(20,030)
PG&E Corp.	(32,843)	(1,384,332)
Pitney Bowes, Inc.	(77,213)	(1,944,223)
Pool Corp.	(4,505)	(244,081)
PVH Corp.	(113,014)	(13,660,002)

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States (concluded)
Questar Corp.	(15,181)	$(354,021)
Radian Group, Inc.	(13,715)	(204,079)
Redwood Trust, Inc.	(18,873)	(352,925)
Regency Centers Corp.	(1,417)	(68,214)
Riverbed Technology, Inc.	(18,573)	(366,260)
Rockwell Collins, Inc.	(77,641)	(5,866,554)
Sally Beauty Holdings, Inc.	(2,394)	(67,942)
Schweitzer-Mauduit International, Inc.	(3,714)	(171,327)
Scientific Games Corp.	(4,571)	(64,360)
Sempra Energy	(63,248)	(5,863,722)
ServiceNow, Inc.	(46,321)	(2,938,141)
The Sherwin-Williams Co.	(15,151)	(2,776,572)
Sigma-Aldrich Corp.	(695)	(64,614)
SolarCity Corp.	(7,971)	(590,571)
The Southern Co.	(3,908)	(161,166)
Sprint Corp.	(272,411)	(2,252,839)
Sprouts Farmers Market, Inc.	(675)	(24,125)
SPX Corp.	(9,852)	(980,964)
The St Joe Co.	(3,676)	(66,058)
Starwood Property Trust, Inc.	(15,701)	(474,170)
SunEdison, Inc.	(15,955)	(221,934)
SUPERVALU, Inc.	(3,656)	(21,132)
Synageva BioPharma Corp.	(9,723)	(880,709)
Sysco Corp.	(248,492)	(8,717,099)
Target Corp.	(99,387)	(5,629,280)
TCF Financial Corp.	(25,719)	(414,076)
Tempur Sealy International, Inc.	(28,810)	(1,420,045)
Terex Corp.	(2,543)	(104,263)
TESARO, Inc.	(967)	(30,470)
Tesla Motors, Inc.	(72,251)	(13,107,054)
Textron, Inc.	(71,849)	(2,550,640)
UDR, Inc.	(5,199)	(126,544)
United Continental Holdings, Inc.	(14,973)	(686,362)
USG Corp.	(24,708)	(756,065)
UTi Worldwide, Inc.	(8,529)	(133,564)
Valley National Bancorp	(9,203)	(89,177)
Veeco Instruments, Inc.	(7,191)	(273,330)
Vera Bradley, Inc.	(1,134)	(27,239)
VeriFone Systems, Inc.	(6,069)	(176,062)
Verisk Analytics, Inc., Class A	(8,595)	(548,877)
Visteon Corp.	(1,007)	(81,577)
Vornado Realty Trust	(33,533)	(3,079,335)
Vulcan Materials Co.	(2,852)	(176,054)
WageWorks, Inc.	(658)	(40,921)
Webster Financial Corp.	(9,323)	(282,860)
Westamerica BanCorp.	(6,806)	(335,944)
Weyerhaeuser Co.	(5,429)	(162,219)
Williams-Sonoma, Inc.	(26,608)	(1,450,668)
Wolverine World Wide, Inc.	(903)	(25,194)
Workday, Inc., Class A	(4,883)	(437,224)
World Acceptance Corp.	(308)	(29,473)
Wright Medical Group, Inc.	(14,757)	(448,760)
Wynn Resorts Ltd.	(3,591)	(780,755)
Yum! Brands, Inc.	(1,794)	(120,467)
Zynga, Inc., Class A	(31,622)	(139,137)
		(179,578,454)
Total Reference Entity — Short		(185,928,143)
Net Value of Reference Entity — Goldman Sachs & Co.		$4,001,232

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with UBS AG as of January 31, 2014, expiration date 3/15/17:

	Shares	Value
Reference Entity — Long
Australia
Amcor Ltd.	162,672	$1,525,914
Ansell Ltd.	2,907	48,730
Aristocrat Leisure Ltd.	162,886	648,688
Atlas Iron Ltd.	130,812	114,723
BlueScope Steel Ltd.	67,155	317,242
Caltex Australia Ltd.	13,535	229,179
carsales.com Ltd.	55,447	437,538
Crown Resorts Ltd.	1,210	17,660
CSL Ltd.	38,817	2,389,262
CSR Ltd.	116,008	296,774
DUET Group	324,938	592,683
DuluxGroup Ltd.	17,637	82,617
Fortescue Metals Group Ltd.	692,040	3,209,994
Goodman Group	63,357	258,880
IOOF Holdings Ltd.	8,634	66,538
JB Hi-Fi Ltd.	1,749	27,532
Oil Search Ltd.	58,519	411,136
Platinum Asset Management Ltd.	5,612	33,388
Primary Health Care Ltd.	277,694	1,206,269
REA Group Ltd.	1,792	63,688
Regis Resources Ltd.	18,637	43,140
Rio Tinto Ltd.	6,639	377,242
Seven West Media Ltd.	42,979	82,304
Westfield Group	172,620	1,543,505
		14,024,626
Austria
Voestalpine AG	28,905	1,293,724
Belgium
bpost SA	10,704	208,607
Canada
Africa Oil Corp.	20,441	149,141
Aimia, Inc.	3,104	53,844
Alamos Gold, Inc.	4,066	37,310
ARC Resources Ltd.	1,600	41,733
Atco Ltd. Class I	799	35,769
B2Gold Corp.	5,547	13,099
Bankers Petroleum Ltd.	11,723	45,050
Barrick Gold Corp.	3,680	70,907
Baytex Energy Corp.	1,717	62,683
Canadian Natural Resources Ltd.	92,357	3,028,397
CCL Industries, Inc., Class B	6,770	488,413
Constellation Software, Inc.	1,086	233,367
Dominion Diamond Corp.	9,963	145,095
Franco-Nevada Corp.	11,928	578,863
Gibson Energy, Inc.	12,655	307,697
The Jean Coutu Group PJC, Inc., Class A	434	7,513
Linamar Corp.	4,113	157,984
Magna International, Inc.	45,032	3,824,940
MEG Energy Corp.	1,767	48,976
Methanex Corp.	28,563	1,708,266
Mullen Group Ltd.	1,948	47,224
Onex Corp.	10,889	561,193
Open Text Corp.	1,569	155,470
Osisko Mining Corp.	3,935	23,601
Pan American Silver Corp.	1,286	16,188
Parkland Fuel Corp.	6,331	102,206
Peyto Exploration & Development Corp.	30,077	881,449
Power Corp. of Canada	14,803	402,057
Quebecor, Inc., Class B	15,908	338,799
Raging River Exploration, Inc.	10,782	67,282
Rogers Communications, Inc., Class B	3,770	158,585

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	31

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Canada (concluded)
Secure Energy Services, Inc.	3,292	$47,943
Silver Wheaton Corp.	129,892	2,821,178
Stantec, Inc.	3,104	188,902
Teck Resources Ltd., Class B	43,464	1,045,868
TELUS Corp.	19,191	670,802
Thomson Reuters Corp.	1,838	66,308
Tourmaline Oil Corp.	1,875	79,276
Vermilion Energy, Inc.	5,851	322,140
West Fraser Timber Co. Ltd.	6,050	310,662
Westjet Airlines Ltd.	1,402	31,659
Whitecap Resources, Inc.	11,856	125,719
		19,503,558
China
Anta Sports Products Ltd.	11,000	16,062
Anton Oilfield Services Group	16,000	10,211
Biostime International Holdings Ltd.	2,000	17,242
China Communications Construction Co. Ltd., Class H	24,000	17,465
China Life Insurance Co. Ltd., Class H	21,000	57,159
China Oilfield Services Ltd., Class H	130,000	348,638
China Pacific Insurance Group Co. Ltd., Class H	38,800	140,894
China Petroleum & Chemical Corp., Class H	6,068,000	4,793,073
China Railway Construction Corp.	65,000	54,227
China Telecom Corp. Ltd., Class H	298,000	136,916
CNOOC Ltd.	10,000	15,533
Country Garden Holdings Co. Ltd.	1,251,000	680,342
CSR Corp. Ltd., Class H	265,000	192,765
Datang International Power Generation Co. Ltd., Class H	694,000	276,070
Great Wall Motor Co. Ltd., Class H	5,000	23,531
Greentown China Holdings Ltd.	33,000	47,028
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	28,000	90,870
Guangzhou R&F Properties Co. Ltd., Class H	456,800	608,416
Hilong Holding Ltd.	17,000	12,965
Huaneng Power International, Inc., Class H	20,000	18,673
Jiangsu Expressway Co. Ltd., Class H	18,000	22,598
Jiangxi Copper Co. Ltd., Class H	65,000	116,994
Kingsoft Corp. Ltd.	34,000	110,945
Lenovo Group Ltd.	34,000	43,850
People’s Insurance Co. Group of China Ltd., Class H	497,000	215,124
PetroChina Co. Ltd., Class H	206,000	198,585
PICC Property & Casualty Co. Ltd., Class H	146,000	197,225
Ping An Insurance (Group) Co. of China Ltd., Class H	19,000	153,555
Shunfeng Photovoltaic International Ltd.	84,000	66,132
Sihuan Pharmaceutical Holdings Group Ltd.	294,000	314,820
Sinopec Shanghai Petrochemical Co. Ltd., Class H	918,000	261,138
Sunac China Holdings Ltd.	11,000	6,605
Tencent Holdings Ltd.	74,300	5,209,164
Tingyi Cayman Islands Holding Corp.	14,000	36,221
Want Want China Holdings Ltd.	91,000	122,995
Zhuzhou CSR Times Electric Co. Ltd., Class H	3,000	9,251
ZTE Corp., Class H	43,200	89,479
		14,732,761
Colombia
Pacific Rubiales Energy Corp.	14,290	217,221

	Shares	Value
Reference Entity — Long
Denmark
D/S Norden A/S	9,486	$443,248
Novo Nordisk A/S	28,813	1,140,562
Pandora A/S	27,962	1,604,281
Vestas Wind Systems A/S	19,404	642,207
		3,830,298
Finland
Neste Oil OYJ	158,438	2,828,178
France
Metropole Television SA	11,204	243,057
Technicolor SA, Registered Shares	14,236	70,510
		313,567
Germany
Continental AG	8,142	1,747,395
Deutz AG	1,431	14,201
Dialog Semiconductor PLC	9,303	180,433
Drillisch AG	1,364	41,836
Duerr AG	934	78,429
Freenet AG	65,408	1,994,289
KUKA AG	4,064	193,918
Merck KGaA	2,878	445,633
Morphosys AG	8,209	717,723
Nordex SE	9,057	120,035
NORMA Group AG	291	15,654
Osram Licht AG	739	43,190
ProSiebenSat.1 Media AG, Registered Shares	30,022	1,344,885
Rheinmetall AG	566	36,231
Sky Deutschland AG	6,339	57,517
TUI AG	14,043	239,023
United Internet AG, Registered Shares	29,122	1,271,940
		8,542,332
Hong Kong
China Mobile Ltd.	382,500	3,649,937
China Overseas Land & Investment Ltd.	136,000	365,071
China Resources Land Ltd.	56,000	131,532
China Unicom Hong Kong Ltd.	1,464,000	1,908,917
CITIC Pacific Ltd.	33,000	41,208
COSCO Pacific Ltd.	10,000	12,795
ENN Energy Holdings Ltd.	8,000	51,761
Galaxy Entertainment Group Ltd.	92,000	899,262
Geely Automobile Holdings Ltd.	395,000	161,420
Haier Electronics Group Co. Ltd.	51,000	147,944
Hongkong Land Holdings Ltd.	33,000	198,642
Huabao International Holdings Ltd.	54,000	27,343
Jardine Strategic Holdings Ltd.	1,000	32,456
Kerry Properties Ltd.	24,000	76,975
Li & Fung Ltd.	146,000	202,129
New World Development Co. Ltd.	102,000	127,559
Nine Dragons Paper Holdings Ltd.	25,000	21,352
Sands China Ltd.	364,000	2,795,248
Shimao Property Holdings Ltd.	42,500	92,830
Sino Biopharmaceutical Ltd.	376,000	317,867
SJM Holdings Ltd.	48,000	148,778
Techtronic Industries Co.	3,500	8,990
Truly International Holdings	356,000	195,605
Wynn Macau Ltd.	23,200	98,536
Xinyi Glass Holdings Ltd.	380,000	307,879
		12,022,036
Ireland
DCC PLC	4,101	186,406
Kentz Corp. Ltd.	6,314	68,298
		254,704

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Israel
Bezeq The Israeli Telecommunication Corp. Ltd.	67,644	$103,084
Gazit-Globe Ltd.	1,996	24,746
Israel Discount Bank Ltd.	9,945	17,055
Paz Oil Co. Ltd.	106	15,720
		160,605
Italy
Banca Generali SpA	7,708	235,563
Brembo SpA	5,874	151,990
Exor SpA	722	28,234
Mediolanum SpA	13,136	112,860
Prysmian SpA	1,119	27,319
Salvatore Ferragamo SpA	2,233	69,005
Unipol Gruppo Finanziario SpA	21,285	121,438
		746,409
Japan
Advance Residence Investment Corp.	119	251,252
Alps Electric Co. Ltd.	3,100	41,386
Amada Co. Ltd.	8,000	64,726
Autobacs Seven Co. Ltd.	1,200	19,374
Avex Group Holdings, Inc.	9,800	223,645
Calbee, Inc.	900	20,939
Citizen Holdings Co. Ltd.	6,600	51,397
Credit Saison Co. Ltd.	32,500	794,533
The Dai-ichi Life Insurance Co. Ltd.	15,700	235,581
Daifuku Co. Ltd.	21,500	254,504
Daikin Industries Ltd.	5,000	286,799
Daiwa Securities Group, Inc.	38,000	352,427
Dowa Holdings Co Ltd.	85,000	765,318
Enplas Corp.	300	20,319
Ezaki Glico Co Ltd.	2,000	26,719
F@N Communications, Inc.	11,300	452,768
Fuji Heavy Industries Ltd.	54,100	1,474,848
Fuji Oil Co. Ltd.	1,300	19,187
Fujikura Ltd.	65,000	301,416
Fujitsu General Ltd.	19,000	226,063
GMO internet, Inc.	54,800	668,355
Hitachi Capital Corp.	800	19,913
Hitachi Kokusai Electric, Inc.	11,000	144,501
Horiba Ltd.	11,600	419,944
Kaken Pharmaceutical Co. Ltd.	2,000	32,037
Kanamoto Co. Ltd.	7,500	193,759
KDDI Corp.	87,000	4,790,408
Komori Corp.	1,000	15,593
M3, Inc.	56	165,802
Maeda Road Construction Co. Ltd.	6,000	97,999
Maruichi Steel Tube Ltd.	1,600	41,617
Mitsubishi Materials Corp.	96,000	322,277
Mitsui Mining & Smelting Co. Ltd.	353,000	940,002
Modec, Inc.	700	19,273
Monex Group, Inc.	7,100	29,874
Nachi-Fujikoshi Corp.	10,000	63,138
Nexon Co. Ltd.	39,900	344,761
Nihon Nohyaku Co. Ltd.	1,000	13,953
Nippo Corp.	5,000	77,868
Nippon Meat Packers, Inc.	16,000	272,455
Nippon Prologis REIT, Inc.	3	30,151
Nippon Telegraph & Telephone Corp.	31,000	1,659,185
Nomura Holdings, Inc.	419,100	2,911,907
Nomura Real Estate Holdings, Inc.	4,100	83,097
Nuflare Technology, Inc.	1,100	114,780
Obic Co. Ltd.	8,900	274,760
Okasan Securities Group, Inc.	6,000	55,546
Oriental Land Co. Ltd.	4,300	652,543
OSG Corp.	1,200	22,214

	Shares	Value
Reference Entity — Long
Japan (concluded)
Resorttrust, Inc.	16,100	$276,359
Ricoh Co. Ltd.	126,200	1,326,147
Ship Healthcare Holdings, Inc.	700	26,742
SHO-BOND Holdings Co. Ltd.	700	33,156
Showa Shell Sekiyu KK	228,400	2,173,564
Softbank Corp.	5,400	399,728
Sojitz Corp.	76,000	130,289
Sumitomo Osaka Cement Co. Ltd.	5,000	18,939
Sumitomo Real Estate Sales Co. Ltd.	800	24,737
Tadano Ltd.	41,000	575,954
Tokai Tokyo Financial Holdings, Inc.	3,500	30,559
Tokyo Electron Ltd.	8,400	437,942
Tokyo Seimitsu Co. Ltd.	800	15,582
Tosoh Corp.	11,000	46,902
TS Tech Co. Ltd.	1,200	44,254
United Arrows Ltd.	2,000	64,270
		25,986,037
Luxembourg
RTL Group SA	196	23,882
New Zealand
Chorus Ltd.	8,503	9,616
Ryman Healthcare Ltd.	20,730	132,395
Z Energy Ltd.	17,116	50,481
		192,492
Norway
BW LPG Ltd.	17,932	199,246
DNO International ASA	679,445	2,217,767
Norsk Hydro ASA	432,356	1,966,977
Opera Software ASA	163,931	2,241,255
Petroleum Geo-Services ASA	1,219	12,647
REC Silicon ASA	317,488	138,846
Seadrill Ltd.	513	18,429
Statoil ASA	462,428	10,959,845
Storebrand ASA	135,499	809,419
Subsea 7 SA	73,091	1,255,161
Telenor ASA	406,539	8,457,528
TGS Nopec Geophysical Co. ASA	3,188	82,724
		28,359,844
Portugal
Galp Energia SGPS SA	3,940	60,913
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	17,100	114,296
		175,209
Singapore
CapitaMall Trust	43,000	62,754
ComfortDelGro Corp. Ltd.	132,000	199,490
Ezion Holdings Ltd.	459,000	807,772
IGG, Inc.	106,000	125,177
		1,195,193
Spain
ACS Actividades de Construccion y Servicios SA	5,039	179,729
Amadeus IT Holding SA, Class A	31,451	1,244,137
Bankinter SA	192,511	1,437,536
Gamesa Corp. Tecnologica SA	86,709	950,657
Mediaset Espana Comunicacion SA	15,253	187,848
Repsol SA	50,216	1,173,641
Tecnicas Reunidas SA	10,428	548,005
		5,721,553

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	33

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Sweden
Intrum Justitia AB	90,282	$2,549,405
JM AB	4,003	107,013
Skandinaviska Enskilda Banken AB, Class A	165,167	2,128,124
Trelleborg AB, B Shares	66,030	1,316,215
		6,100,757
Switzerland
Georg Fischer AG, Registered Shares	161	110,284
United Kingdom
Afren PLC	123,371	301,413
ASOS PLC	2,201	225,772
Blinkx PLC	173,724	362,969
Britvic PLC	145,583	1,658,264
BT Group PLC	297,047	1,870,527
Dixons Retail PLC	1,033,248	740,764
Howden Joinery Group PLC	5,488	30,905
International Personal Finance PLC	1,865	14,225
ITV PLC	450,959	1,455,200
Jazztel PLC	116,619	1,431,661
Lonmin PLC	38,091	191,367
Premier Oil PLC	4,768	21,236
Rightmove PLC	24,092	1,002,417
Rolls-Royce Holdings PLC	3	58
Thomas Cook Group PLC	112,621	332,827
Tui Travel PLC	37,892	264,681
		9,904,286
United States
Tahoe Resources, Inc.	3,425	60,827
Total Reference Entity — Long		156,508,990

Reference Entity — Short
Australia
ALS Ltd.	(100,024)	(698,479)
Aquila Resources Ltd.	(36,555)	(77,496)
Bradken Ltd.	(3,945)	(17,252)
Coca-Cola Amatil Ltd.	(128,022)	(1,309,033)
Energy Resources of Australia Ltd.	(25,182)	(27,836)
Harvey Norman Holdings Ltd.	(28,487)	(74,621)
Metcash Ltd.	(288,796)	(762,100)
Mineral Resources Ltd.	(1,896)	(18,670)
Orica Ltd.	(11,470)	(236,101)
Paladin Energy Ltd.	(363,172)	(160,079)
SP AusNet	(3,716)	(4,041)
Ten Network Holdings Ltd.	(710,162)	(221,009)
UGL Ltd.	(21,181)	(129,766)
Whitehaven Coal Ltd.	(126,484)	(198,541)
		(3,935,024)
Austria
Andritz AG	(2,831)	(155,342)
Raiffeisen Bank International AG	(356)	(13,651)
		(168,993)
Belgium
Belgacom SA	(1,438)	(41,049)
D’ieteren SA	(304)	(14,567)
		(55,616)
Canada
Emera, Inc.	(1,549)	(43,629)
SNC-Lavalin Group, Inc.	(7,027)	(291,554)
		(335,183)

	Shares	Value
Reference Entity — Short
Denmark
FLSmidth & Co. A/S	(36,731)	$(1,960,892)
William Demant Holding A/S	(7,961)	(732,618)
		(2,693,510)
Finland
Metso OYJ	(8,766)	(273,638)
Nokian Renkaat OYJ	(5,714)	(240,404)
Valmet Corp.	(11,401)	(96,180)
		(610,222)
France
Accor SA	(356)	(16,971)
Air France-KLM	(140,235)	(1,609,681)
Alstom SA	(17,118)	(483,517)
Arkema SA	(1,521)	(162,006)
Bureau Veritas SA	(1,548)	(40,212)
Carrefour SA	(26,998)	(927,715)
Casino Guichard Perrachon SA	(69,970)	(7,211,802)
Edenred	(1,600)	(44,647)
Eramet	(1,512)	(144,132)
Eutelsat Communications SA	(5,714)	(173,371)
Faurecia	(1,056)	(41,576)
Klepierre	(431)	(18,680)
LVMH Moet Hennessy Louis Vuitton SA	(16,703)	(2,971,360)
Pernod Ricard SA	(19,560)	(2,100,563)
Remy Cointreau SA	(31,247)	(2,329,852)
Rubis SCA	(552)	(35,840)
Schneider Electric SA	(2,554)	(205,776)
Sodexo	(2,132)	(209,967)
Vallourec SA	(16,127)	(805,151)
Vivendi SA	(1,015)	(27,247)
		(19,560,066)
Germany
Aixtron SE	(72,636)	(1,106,782)
ElringKlinger AG	(3,426)	(126,372)
K+S AG	(83,053)	(2,487,251)
MAN SE	(35,626)	(4,336,947)
MTU Aero Engines AG	(6,742)	(596,430)
Puma SE	(2,832)	(803,944)
		(9,457,726)
Hong Kong
Esprit Holdings Ltd.	(26,100)	(49,067)
Hang Lung Properties Ltd.	(17,000)	(47,317)
Luk Fook Holdings International Ltd.	(5,000)	(16,074)
		(112,458)
Ireland
CRH PLC	(695,049)	(17,887,301)
Kerry Group PLC	(564)	(37,957)
		(17,925,258)
Italy
Buzzi Unicem SpA	(12,060)	(219,748)
Prada SpA	(71,500)	(524,082)
		(743,830)
Japan
Adways, Inc.	(4,700)	(122,627)
Aeon Co. Ltd.	(26,000)	(324,195)
ANA Holdings, Inc.	(77,000)	(163,189)
Asics Corp.	(5,600)	(96,722)
ASKUL Corp.	(4,500)	(172,091)
Coca-Cola East Japan Co. Ltd.	(2,200)	(54,061)
Dwango Co. Ltd.	(1,200)	(29,954)
Fast Retailing Co. Ltd.	(4,000)	(1,455,113)
Fujitsu Ltd.	(33,000)	(184,473)

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Japan (concluded)
Haseko Corp.	(3,700)	$(27,541)
House Foods Group, Inc.	(1,000)	(14,972)
Itochu Techno-Solutions Corp.	(1,100)	(45,294)
The Joyo Bank Ltd.	(4,000)	(18,934)
JTEKT Corp.	(100)	(1,472)
The Kansai Electric Power Co., Inc.	(16,200)	(174,177)
Kawasaki Heavy Industries Ltd.	(5,000)	(21,624)
Keihin Corp.	(2,800)	(41,526)
Komeri Co. Ltd.	(4,400)	(104,230)
Konami Corp.	(1,300)	(30,898)
Kurita Water Industries Ltd.	(5,000)	(106,544)
Kyushu Electric Power Co., Inc.	(5,200)	(59,665)
Leopalace21 Corp.	(7,400)	(38,580)
McDonald’s Holdings Co. Japan Ltd.	(5,200)	(136,337)
Mitsubishi Logistics Corp.	(1,000)	(13,975)
Mitsui Chemicals, Inc.	(83,000)	(198,131)
Mitsui Engineering & Shipbuilding Co. Ltd.	(49,000)	(95,587)
Mitsui OSK Lines Ltd.	(18,000)	(73,782)
Nihon Kohden Corp.	(1,200)	(46,782)
Nikon Corp.	(35,400)	(612,926)
Nintendo Co. Ltd.	(41,900)	(4,805,758)
Nippon Shokubai Co. Ltd.	(3,000)	(31,497)
Nissan Shatai Co. Ltd.	(4,000)	(50,600)
NOK Corp.	(8,200)	(132,106)
OKUMA Corp.	(14,000)	(134,293)
Onward Holdings Co. Ltd.	(5,000)	(36,089)
Oracle Corp. Japan	(2,500)	(99,286)
Orient Corp.	(7,500)	(16,742)
Panasonic Corp.	(1,168,000)	(13,237,704)
PeptiDream, Inc.	(2,600)	(324,840)
Rakuten, Inc.	(46,500)	(760,863)
Rohm Co. Ltd.	(3,200)	(159,471)
Seven Bank Ltd.	(41,600)	(158,562)
Shimamura Co. Ltd.	(2,200)	(194,321)
Shimizu Corp.	(5,000)	(26,952)
Shiseido Co. Ltd.	(2,200)	(34,783)
The Shizuoka Bank Ltd.	(14,000)	(139,049)
Sony Corp.	(66,900)	(1,048,122)
Sony Financial Holdings, Inc.	(1,200)	(19,412)
Sumitomo Heavy Industries Ltd.	(7,000)	(32,886)
Teijin Ltd.	(37,000)	(83,273)
Temp Holdings Co. Ltd.	(2,600)	(77,764)
Tokai Carbon Co. Ltd.	(5,000)	(16,024)
Tokyo Electric Power Co., Inc.	(15,700)	(71,252)
Tokyo Tatemono Co. Ltd.	(61,000)	(565,956)
Toyo Seikan Group Holdings Ltd.	(1,600)	(28,381)
Unicharm Corp.	(2,400)	(130,391)
Yamada Denki Co. Ltd.	(35,100)	(120,476)
		(27,002,255)
Luxembourg
APERAM	(14,851)	(266,419)
L’Occitane International SA	(116,250)	(231,576)
Millicom International Cellular SA	(9,944)	(966,477)
Oriflame Cosmetics SA	(8,851)	(244,002)
SES SA	(143,345)	(4,603,365)
		(6,311,839)

	Shares	Value
Reference Entity — Short
Netherlands
Corbion NV	(31,439)	$(658,851)
Corio NV	(11,881)	(504,900)
Delta Lloyd NV	(2,922)	(75,068)
Heineken NV	(119,669)	(7,290,921)
Koninklijke Vopak NV	(19,761)	(1,086,075)
Royal Imtech NV	(127,612)	(363,853)
USG People NV	(2,283)	(35,768)
		(10,015,436)
Portugal
Banco Comercial Portugues SA	(540,671)	(120,677)
Singapore
Jardine Cycle & Carriage Ltd.	(16,000)	(436,958)
Sweden
Alfa Laval AB	(2,864)	(69,389)
Sandvik AB	(200,255)	(2,801,533)
Scania AB, -B Shares	(147,747)	(3,018,670)
Volvo AB, -B Shares	(272,519)	(3,603,227)
		(9,492,819)
Switzerland
Banque Cantonale Vaudoise	(1,359)	(738,745)
Coca-Cola HBC AG	(5,820)	(154,155)
Credit Suisse Group AG	(7,015)	(211,369)
Dufry AG	(14,215)	(2,226,426)
Holcim Ltd.	(6,986)	(507,061)
Kuehne + Nagel International AG	(25,241)	(3,350,757)
Meyer Burger Technology AG	(7,015)	(106,066)
Nestle SA	(59,967)	(4,345,886)
Schindler Holding AG	(3,255)	(471,366)
SGS SA	(1,516)	(3,427,819)
The Swatch Group AG	(9,889)	(5,877,283)
		(21,416,933)
United Kingdom
Aggreko PLC	(326,184)	(8,274,896)
Associated British Foods PLC	(15,758)	(702,249)
British American Tobacco PLC	(8,891)	(424,258)
Carnival PLC	(27,197)	(1,114,861)
Croda International PLC	(2,356)	(93,197)
Debenhams PLC	(12,535)	(15,234)
Evraz PLC	(148,007)	(206,656)
G4S PLC	(373,389)	(1,461,512)
Inchcape PLC	(2,365)	(22,664)
Intertek Group PLC	(27,427)	(1,275,182)
Kazakhmys PLC	(38,689)	(112,899)
National Grid PLC	(267,324)	(3,460,399)
Royal Bank of Scotland Group PLC	(41,858)	(233,186)
SABMiller PLC	(1,892)	(85,008)
Serco Group PLC	(18,394)	(131,882)
Spectris PLC	(16,868)	(614,793)
Standard Chartered PLC	(81,786)	(1,662,214)
Tesco PLC	(2,402,675)	(12,625,958)
Unilever PLC	(18,877)	(724,499)
The Weir Group PLC	(1,465)	(50,369)
		(33,291,916)
Total Reference Entity — Short		(163,686,719)
Net Value of Reference Entity — UBS AG		$(7,177,729)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	35

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

•
Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$624,983,585	—	—	$624,983,585

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$16,901,354	—	$16,901,354
Foreign currency exchange contracts	$6,414	—	—	6,414
Liabilities:
Financial futures contracts	(1,062,683)	—	—	(1,062,683)
Foreign currency exchange contracts	(1,162)	—	—	(1,162)
Total	$(1,057,431)	$16,901,354	—	$15,843,923
[1]	Derivative financial instruments are financial futures contracts, swaps and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,765,000	—	—	$2,765,000
Liabilities:
Cash received as collateral for OTC swaps	—	$(8,270,526)	—	(8,270,526)
Total	$2,765,000	$(8,270,526)	—	$(5,505,526)
There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JANUARY 31, 2014

Statements of Assets and Liabilities
January 31, 2014 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Assets
Investments at value — affiliated[1]	$601,727,131	$624,983,585
Cash pledged for financial futures contracts	—	2,765,000
Unrealized appreciation on OTC swaps	13,607,610	16,901,357
Unrealized appreciation on foreign currency exchange contracts	—	6,414
Capital shares sold receivable	5,440,578	29,378,157
Swap receivable	967,768	5,065,827
Prepaid expenses	61,235	75,814
Total assets	621,804,322	679,176,154

Liabilities
Cash received as collateral for OTC swaps	12,368,084	8,270,526
Capital shares redeemed payable	7,974,883	2,316,382
Investment advisory fees payable	841,272	741,786
Service and distribution fees payable	51,038	77,841
Administration fees payable	50,877	45,331
Swaps payable	32,420	1,764,693
Unrealized depreciation on foreign currency exchange contracts	—	1,162
Variation margin payable on financial futures contracts	—	228,470
Other accrued expenses payable	162,596	5,956
Total liabilities	21,481,170	13,452,147
Net Assets	$600,323,152	$665,724,007

Net Assets Consist of
Paid-in capital	$613,301,703	$647,380,225
Accumulated net investment loss	(11,614,016)	(2,581,222)
Accumulated net realized gain (loss)	(14,972,145)	5,081,078
Net unrealized appreciation/depreciation	13,607,610	15,843,926
Net Assets	$600,323,152	$665,724,007

Net Asset Value
Institutional:
Net assets	$426,615,120	$363,104,813
Shares outstanding[2]	41,411,033	30,495,454
Net asset value	$10.30	$11.91
Investor A:
Net assets	$154,189,793	$244,817,444
Shares outstanding[2]	15,025,748	20,606,815
Net asset value	$10.26	$11.88
Investor C:
Net assets	$19,518,239	$57,801,750
Shares outstanding[2]	1,927,821	4,899,399
Net asset value	$10.12	$11.80
[1] Investments at cost — affiliated	$601,727,131	$624,983,585
[2] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	37

Statements of Operations
Six Months Ended January 31, 2014 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Investment Income
Dividends — affiliated	$124,445	$52,497

Expenses
Investment advisory	4,909,570	1,959,538
Administration	237,953	97,553
Service — Investor A	216,724	93,038
Service and distribution — Investor C	104,904	103,228
Transfer agent — Institutional	330,840	8,547
Transfer agent — Investor A	67,462	2,445
Transfer agent — Investor C	9,562	1,491
Administration — Institutional	57,499	20,531
Administration — Investor A	21,702	9,483
Administration — Investor C	2,626	2,646
Offering	—	32,160
Professional	33,224	26,664
Printing	18,312	5,648
Officer and Trustees	10,456	2,328
Registration	44,421	18,289
Custodian	2,336	5,544
Miscellaneous	52,215	31,905
Recoupment of past waived fees	2,347	86,590
Recoupment of past waived fees — class specific	99,524	466
Total expenses	6,221,677	2,508,094
Less fees waived by Manager	(237,859)	(96,376)
Less administration waived — Institutional	(3,163)	(2,672)
Less administration waived — Investor A	—	(519)
Less administration waived — Investor C	—	(108)
Less transfer agent fees waived and/or reimbursed — Institutional	(1,096)	(109)
Less transfer agent fees waived and/or reimbursed — Investor A	—	(64)
Less transfer agent fees waived and/or reimbursed — Investor C	—	(1)
Total expenses after fees waived and/or reimbursed	5,979,559	2,408,245
Net investment loss	(5,855,114)	(2,355,748)

Realized and Unrealized Gain (Loss)
Net realized gain from:
Swaps	4,858,365	7,745,169
Foreign currency transactions	—	56,418
	4,858,365	7,801,587
Net change in unrealized appreciation/depreciation on:
Financial futures contracts	—	(1,062,683)
Swaps	(21,217,176)	14,862,728
Foreign currency translations	—	3,085
	(21,217,176)	13,803,130
Total realized and unrealized gain (loss)	(16,358,811)	21,604,717
Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,213,925)	$19,248,969

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JANUARY 31, 2014

Statements of Changes in Net Assets
	BlackRock Emerging Markets Long/Short Equity Fund		BlackRock Global Long/Short Equity Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment loss	$(5,855,114)	$(7,970,394)	$(2,355,748)	$(341,036)
Net realized gain (loss)	4,858,365	(14,471,650)	7,801,587	1,991,124
Net change in unrealized appreciation/depreciation	(21,217,176)	26,220,971	13,803,130	2,040,796
Net increase (decrease) in net assets resulting from operations	(22,213,925)	3,778,927	19,248,969	3,690,884

Distributions to Shareholders From
Net realized gain:
Institutional	(2,508,489)	(1,024,141)[1]	(2,871,413)	—
Investor A	(821,490)	(375,842)[1]	(1,430,461)	—
Investor C	(57,380)	(21,166)[1]	(398,115)	—
Decrease in net assets resulting from distributions to shareholders	(3,387,359)	(1,421,149)	(4,699,989)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	4,701,805	424,306,313	567,876,882	79,607,261

Net Assets
Total increase (decrease) in net assets	(20,899,479)	426,664,091	582,425,862	83,298,145
Beginning of period	621,222,631	194,558,540	83,298,145	—
End of period	$600,323,152	$621,222,631	$665,724,007	$83,298,145
Accumulated net investment loss, end of period	$(11,614,016)	$(5,758,902)	$(2,581,222)	$(225,474)
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	39

Financial Highlights	BlackRock Emerging Markets Long/Short Equity Fund
	Institutional
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Period October 6, 2011[1] to July 31, 2012

Per Share Operating Performance
Net asset value, beginning of period	$10.73	$10.73	$10.00
Net investment loss[2]	(0.09)	(0.17)	(0.14)
Net realized and unrealized gain (loss)	(0.28)	0.21	0.89
Net increase (decrease) from investment operations	(0.37)	0.04	0.75
Dividends and distributions from:
Net investment income	—	—	(0.02)[3]
Net realized gain	(0.06)	(0.04)[3]	—
Total dividends and distributions	(0.06)	(0.04)	(0.02)
Net asset value, end of period	$10.30	$10.73	$10.73

Total Investment Return[4]
Based on net asset value	(3.46)%[5]	0.33%	7.47%[5]

Ratios to Average Net Assets
Total expenses	1.82%[6,7]	1.84%[7]	2.13%[6,7,8]
Total expenses excluding recoupment of past fees waived	1.79%[6,7]	1.81%[7]	2.13%[6,7]
Total expenses after fees waived and/or reimbursed	1.75%[6,7]	1.71%[7]	1.75%[6,7]
Net investment loss	(1.71)%[6,7]	(1.61)%[7]	(1.61)%[6,7]

Supplemental Data
Net assets, end of period (000)	$426,615	$433,886	$126,707
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.15%.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JANUARY 31, 2014

Financial Highlights (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Investor A
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013		Period October 6, 2011[1] to July 31, 2012

Per Share Operating Performance
Net asset value, beginning of period	$10.69	$10.71		$10.00
Net investment loss[2]	(0.10)	(0.20)		(0.16)
Net realized and unrealized gain (loss)	(0.28)	0.21		0.88
Net increase (decrease) from investment operations	(0.38)	0.01		0.72
Dividends and distributions from:
Net investment income	—	—		(0.01)[3]
Net realized gain	(0.05)	(0.03)[3]		—
Total dividends and distributions	(0.05)	(0.03)		(0.01)
Net asset value, end of period	$10.26	$10.69		$10.71

Total Investment Return[4]
Based on net asset value	(3.55)%[5]	0.12%		7.24%	[5]

Ratios to Average Net Assets
Total expenses	2.00% [6,7]	2.03%	[7]	2.19%	[6,7,8]
Total expenses excluding recoupment of past fees waived	1.97% [6,7]	2.01%	[7]	2.19%	[6,7]
Total expenses after fees waived and/or reimbursed	1.93% [6,7]	1.95%	[7]	2.00%	[6,7]
Net investment loss	(1.89)% [6,7]	(1.85)%	[7]	(1.85)%	[6,7]

Supplemental Data
Net assets, end of period (000)	$154,190	$166,701		$57,655
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.20%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	41

Financial Highlights (concluded)	BlackRock Emerging Markets Long/Short Equity Fund
	Investor C
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013		Period October 6, 2011[1] to July 31, 2012

Per Share Operating Performance
Net asset value, beginning of period	$10.56	$10.65		$10.00
Net investment loss[2]	(0.14)	(0.28)		(0.22)
Net realized and unrealized gain (loss)	(0.27)	0.21		0.87
Net increase (decrease) from investment operations	(0.41)	(0.07)		0.65
Distributions from net realized gain	(0.03)	(0.02)[3]		(0.00)[3,4]
Net asset value, end of period	$10.12	$10.56		$10.65

Total Investment Return[5]
Based on net asset value	(3.90)%[6]	(0.70)%		6.53%	[6]

Ratios to Average Net Assets
Total expenses	2.77% [7,8]	2.81%	[8]	3.00%	[7,8,9]
Total expenses excluding recoupment of past fees waived	2.74% [7,8]	2.77%	[8]	3.00%	[7,8]
Total expenses after fees waived and/or reimbursed	2.69% [7,8]	2.72%	[8]	2.75%	[7,8]
Net investment loss	(2.66)% [7,8]	(2.62)%	[8]	(2.61)%	[7,8]

Supplemental Data
Net assets, end of period (000)	$19,518	$20,636		$10,196
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Amount is greater than $(0.005) per share.
[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]	Annualized.
[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.00%.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JANUARY 31, 2014

Financial Highlights	BlackRock Global Long/Short Equity Fund
	Institutional
	Six Months Ended January 31, 2014 (Unaudited)		Period December 20, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$11.29		$10.00
Net investment loss[2]	(0.10)		(0.11)
Net realized and unrealized gain	0.87		1.40
Net increase from investment operations	0.77		1.29
Distributions from net realized gains	(0.15)		—
Net asset value, end of period	$11.91		$11.29

Total Investment Return[3,4]
Based on net asset value	6.82%		12.90%

Ratios to Average Net Assets[5]
Total expenses	1.77%	[6]	2.67%	[6,7]
Total expenses excluding recoupment of past fees waived	1.71%	[6]	2.67%	[6]
Total expenses after fees waived and/or reimbursed	1.70%	[6]	1.75%	[6]
Net investment loss	(1.66)%	[6]	(1.67)%	[6]

Supplemental Data
Net assets, end of period (000)	$363,105		$65,630
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.94%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	43

Financial Highlights (continued)	BlackRock Global Long/Short Equity Fund
	Investor A
	Six Months Ended January 31, 2014 (Unaudited)		Period December 20, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$11.28		$10.00
Net investment loss[2]	(0.11)		(0.14)
Net realized and unrealized gain	0.85		1.42
Net increase from investment operations	0.74		1.28
Distributions from net realized gains	(0.14)		—
Net asset value, end of period	$11.88		$11.28

Total Investment Return[3,4]
Based on net asset value	6.60%		12.80%

Ratios to Average Net Assets[5]
Total expenses	2.01%	[6]	2.30%	[6,7]
Total expenses excluding recoupment of past fees waived	1.93%	[6]	2.30%	[6]
Total expenses after fees waived and/or reimbursed	1.93%	[6]	2.00%	[6]
Net investment loss	(1.89)%	[6]	(1.95)%	[6]

Supplemental Data
Net assets, end of period (000)	$244,817		$15,076
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.57%.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JANUARY 31, 2014

Financial Highlights (concluded)	BlackRock Global Long/Short Equity Fund
	Investor C
	Six Months Ended January 31, 2014 (Unaudited)		Period December 20, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$11.23		$10.00
Net investment loss[2]	(0.15)		(0.19)
Net realized and unrealized gain	0.85		1.42
Net increase from investment operations	0.70		1.23
Distributions from net realized gains	(0.13)		—
Net asset value, end of period	$11.80		$11.23

Total Investment Return[3,4]
Based on net asset value	6.22%		12.30%

Ratios to Average Net Assets[5]
Total expenses	2.74%	[6]	3.09%	[6,7]
Total expenses excluding recoupment of past fees waived	2.67%	[6]	3.09%	[6]
Total expenses after fees waived and/or reimbursed	2.67%	[6]	2.75%	[6]
Net investment loss	(2.63)%	[6]	(2.70)%	[6]

Supplemental Data
Net assets, end of period (000)	$57,802		$2,592
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.36%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2014	45

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Emerging Markets Long/Short Equity Fund (“Emerging Markets Long/Short Equity”) and BlackRock Global Long/Short Equity Fund (“Global Long/Short Equity”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. The Funds are classified as diversified. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearing house. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurements, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE

46	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

that may not be reflected in the computation of the Funds’ net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and Over-the-Counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Segregation and Collateralization: In cases where the Funds enter into certain investments (e.g., foreign currency exchange contracts and swaps), that would be ”senior securities“ for 1940 Act purposes, the Funds may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Funds’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Emerging Markets Long/Short Equity’s US federal tax returns remains open for the year ended July 31, 2013 and period ended July 31, 2012. The statute of limitations on Global Long/Short Equity’s US federal tax return remains open for the period ended July 31, 2013. The statutes of limitations on Emerging Markets Long/Short Equity’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

BLACKROCK FUNDS	JANUARY 31, 2014	47

Notes to Financial Statements (continued)

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies, in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: The Funds enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (”OTC swaps“) or centrally cleared (”centrally cleared swaps“). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Total return swaps — The Funds enter into total return swaps to obtain exposure to securities (both long and short) or markets without owning such securities or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. Certain swaps have no stated expiration and can be terminated by either party at any time. The agreement allows the Manager to change the composition of the basket of securities by trading in and out of the underlying equity positions at its discretion and the resulting gains or losses are recorded in the Statements of Operations. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying basket of equity securities and financing income receivable and/or payable due to/from the Funds and the counterparty. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment or make a payment to the counterparty.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2014
Derivative Assets
		Emerging Markets Long/Short Equity	Global Long/Short Equity
	Statements of Assets And Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	—	$6,414
Equity contracts	Unrealized appreciation on OTC swaps	$13,607,610	16,901,357

Total		$13,607,610	$16,907,771
48	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

Derivative Liabilities
		Emerging Markets Long/Short Equity	Global Long/Short Equity
	Statements of Assets And Liabilities Location	Value
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	—	$1,162
Equity contracts	Net unrealized appreciation/ depreciation[1]	—	1,062,683

Total		—	$1,063,845
[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended January 31, 2014
	Net Realized Gain (Loss) From
	Emerging Markets Long/Short Equity	Global Long/Short Equity
Foreign currency exchange contracts:
Foreign currency transactions	—	$9,912
Equity contracts:
Swaps	$4,858,365	7,745,169
Total	$4,858,365	$7,755,081

	Net Change in Unrealized Appreciation/Depreciation on
	Emerging Markets Long/Short Equity	Global Long/Short Equity
Foreign currency exchange contracts:
Foreign currency translations	—	$5,154
Equity contracts:
Financial futures contracts	—	(1,062,683)
Swaps	$(21,217,176)	14,862,728
Total	$(21,217,176)	$13,805,199

For the six months ended January 31, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Financial futures contracts:
Average number of contracts — US dollars purchased	—	341
Average US dollar amounts purchased	—	$26,143,737
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	—	6
Average number of contracts — US dollars sold	—	2
Average US dollar amounts purchased	—	$995,687
Average US dollar amounts sold	—	$178,135
Total return swaps:
Average number of contracts	3	4
Average notional value	$129,143,768	$(5,527,775)

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (”ISDA Master Agreement“) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000-$500,000) before a transfer is required, which is determined at the close of business of the Funds and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have

BLACKROCK FUNDS	JANUARY 31, 2014	49

Notes to Financial Statements (continued)

the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At January 31, 2014, the Funds’ derivative assets and liabilities (by type) are as follows:

	Emerging Markets Long/Short Equity		Global Long/Short Equity
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	—	—	—	$228,470
Foreign currency exchange contracts	—	—	$6,414	1,162
OTC Swaps	$13,607,610	—	16,901,357	—
Total of derivative assets and liabilities in the Statements of Assets and Liabilities	13,607,610	—	16,907,771	229,632
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—	—	(228,470)
Total of derivative assets and liabilities subject to MNA	$13,607,610	—	$16,907,771	$1,162

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund as of January 31, 2014:

Emerging Markets Long/Short Equity
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Goldman Sachs & Co.	$4,231,006	—	—	$(2,000,000)	$2,231,006
Morgan Stanley & Co, Inc.	7,684,319	—	—	(7,684,319)	—
UBS AG	1,692,285	—	—	(1,692,285)	—
Total	$13,607,610	—	—	$(11,376,604)	$2,231,006

Global Long/Short Equity
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[3]	Non-cash Collateral Received	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Bank of America NA	$2,452,044	—	—	—	$2,452,044
BNP Paribas S.A.	6,008	$(1,162)	—	—	4,846
Deutsche Bank AG	6,271,369	—	—	$(1,800,000)	4,471,369
Goldman Sachs & Co.	4,680,951	—	—	(3,200,000)	1,480,951
State Street Bank & Trust Co.	406	—	—	—	406
UBS AG	3,496,993	—	—	(3,270,526)	226,467
Total	$16,907,771	$(1,162)	—	$(8,270,526)	$8,636,083

Global Long/Short Equity
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[3]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
BNP Paribas S.A.	$1,162	$(1,162)	—	—	—
[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
50	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (”the Manager“), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.50%
$1 Billion — $3 Billion	1.41%
$3 Billion — $5 Billion	1.35%
$5 Billion — $10 Billion	1.31%
Greater than $10 Billion	1.28%

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended January 31, 2014, the amounts waived were as follows:

Emerging Markets Long/Short Equity	$237,859
Global Long/Short Equity	$90,521

The Manager, with respect to each Fund, entered into a sub-advisory agreement with BlackRock Fund Advisors, an affiliate of the Manager. The Manager pays BlackRock Fund Advisors for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (”BRIL“), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2014, Emerging Markets Long/Short Equity reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent —class specific in the Statements of Operations:

Emerging Markets Long/Short Equity
Institutional	$843
Investor A	$742
Investor C	$184

The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager and State Street Bank and Trust Company as co administrators (together, the ”Administrators“) to provide administrative services (other than investment advice and related portfolio activities). The Administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 Million — $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 Million	0.025%
$500 Million — $1 Billion	0.015%
Greater than $1 Billion	0.005%

For the six months ended January 31, 2014, Emerging Markets Long/Short Equity and Global Long/Short Equity paid the Manager $230,536 and $97,604, respectively, in return for these services, which are included in administration fees, administration fees — class specific and administration fees waived — class specific in the Statements of Operations.

The Administrators may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived - class specific in the Statements of Operations.

BLACKROCK FUNDS	JANUARY 31, 2014	51

Notes to Financial Statements (continued)

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses as a percentage of average daily net assets as follows: 1.75% for Institutional, 2.00% for Investor A and 2.75% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior for December 1, 2014 for Emerging Markets Long/Short Equity and Global Long/Short Equity unless approved by the Board, including a majority of the independent trustees or by a vote of the majority of the outstanding voting securities of the Funds.

These amounts are included in fees waived by Manager, administration fees waived, administration fees waived — class specific, transfer agent fees waived and/or reimbursed and fees reimbursed by Manager respectively, in the Statements of Operations.

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the six months ended January 31, 2014, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Emerging Markets Long/Short Equity	Global Long/ Short Equity
Fund	$2,347	$86,590
Institutional	$76,399	—
Investor A	$20,142	$393
Investor C	$2,983	$73

On January 31, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement expiring July 31, 2015 are as follows:

	Emerging Markets Long/Short Equity		Global Long/ Short Equity
Expiring July 31,	2015	2016	2016
Fund	—	—	$5,642
Institutional	$116,535	$4,208	$2,781
Investor A	—	—	$583
Investor C	—	—	$109

For the six months ended January 31, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
Emerging Markets Long/Short Equity	$2,280
Global Long/Short Equity	$27,366

For the six months ended January 31, 2014, affiliates received CDSCs as follows:

	Investor A	Investor C
Emerging Markets Long/Short Equity	$24,028	$5,763
Global Long/Short Equity	—	$5,786

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

5. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (”Participating Funds“), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended January 31, 2014.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially

52	BLACKROCK FUNDS	JANUARY 31, 2014

Notes to Financial Statements (continued)

expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedules of Investments for concentrations in specific countries.

The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

As of January 31, 2014, the Funds had the following industry classifications:

Emerging Markets Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Oil, Gas & Consumable Fuels	5%	4%	9%
Chemicals	4	3	7
Semiconductors & Semiconductor Equipment	3	3	6
Wireless Telecommunication Services	2	3	5
Metals & Mining	3	2	5
Construction & Engineering	2	3	5
Electronic Equipment, Instruments & Components	3	1	4
Food & Staples Retailing	1	3	4
Food Products	1	3	4
Machinery	1	2	3
Electric Utilities	3	—	3
Internet Software & Services	3	—	3
Industrial Conglomerates	1	1	2
Construction Materials	2	—	2
Beverages	1	1	2
Specialty Retail	1	1	2
Diversified Financial Services	—	2	2
Communication Equipment	—	2	2
Independent Power Producers & Energy Traders	—	2	2
Computers & Peripherals	1	1	2
Real Estate Management & Development	1	1	2
Automobiles	2	—	2
Transportation Infrastructure	2	—	2
Textiles, Apparel & Luxury Goods	1	1	2
Other[1]	12	6	18
Total	55%	45%	100%

Global Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Oil, Gas & Consumable Fuels	8%	—	8%
Machinery	—	4	4
Media	4	—	4
Internet Software & Services	4	—	4
Food & Staples Retailing	—	4	4
Hotels, Restaurants & Leisure	2	2	4
Communications Equipment	4	—	4
Diversified Telecommunication Services	2	1	3
Metals & Mining	2	1	3
Chemicals	2	1	3
Semiconductors & Semiconductor Equipment	2	1	3
Aerospace & Defense	2	1	3
Beverages	—	3	3
Textiles, Apparel & Luxury Goods	—	3	3
Real Estate Investment Trusts (REITs)	—	3	3
Software	1	2	3
Specialty Retail	1	2	3
Biotechnology	1	1	2
Commercial Services & Supplies	—	2	2
Household Durables	—	2	2
Construction Materials	—	2	2
Commercial Banks	1	1	2
Health Care Equipment & Supplies	1	1	2
Professional Services	—	2	2
Food Products	—	2	2
Wireless Telecommunication Services	1	1	2
Multi-Utilities	—	2	2
Diversified Financial Services	2	—	2
Other[1]	10	6	16
Total	50%	50%	100%
[1]	All other industries held were each 1% or less of investments.
BLACKROCK FUNDS	JANUARY 31, 2014	53

Notes to Financial Statements (concluded)

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2014		Year Ended July 31, 2013
Emerging Markets Long/Short Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	16,662,451	$176,663,690	42,282,366	$450,512,385
Shares issued in reinvestment of dividends	185,365	1,942,558	83,729	893,386
Shares redeemed	(15,881,800)	(167,865,909)	(13,732,266)	(146,174,629)
Net increase	966,016	$10,740,339	28,633,829	$305,231,142

Investor A
Shares sold	5,481,233	$57,972,588	17,685,978	$187,908,022
Shares issued in reinvestment of dividends	77,828	812,385	34,501	367,093
Shares redeemed	(6,131,204)	(64,582,583)	(7,506,178)	(79,714,999)
Net increase (decrease)	(572,143)	$(5,797,610)	10,214,301	$108,560,116

Investor C
Shares sold	299,272	$3,124,375	1,379,211	$14,538,932
Shares issued in reinvestment of dividends	28,486	297,780	1,924	20,338
Shares redeemed	(353,648)	(3,663,079)	(384,815)	(4,044,215)
Net increase (decrease)	(25,890)	$(240,924)	996,320	$10,515,055
Total Net Increase	367,983	$4,701,805	39,844,450	$424,306,313

Global Long/Short Equity			Period December 20, 2012[1] to July 31, 2013
Institutional
Shares sold	28,583,167	$332,930,700	5,825,713	$62,297,256
Shares issued in reinvestment of dividends	165,964	2,404,061	—	—
Shares redeemed	(4,065,492)	(46,841,314)	(13,898)	(155,749)
Net increase	24,683,639	$288,493,447	5,811,815	$62,141,507

Investor A
Shares sold	20,207,579	$236,001,481	1,344,012	$14,968,320
Shares issued in reinvestment of dividends	95,680	1,395,153	—	—
Shares redeemed	(1,033,319)	(12,090,676)	(7,137)	(79,937)
Net increase	19,269,940	$225,305,958	1,336,875	$14,888,383

Investor C
Shares sold	4,741,042	$54,761,634	230,886	$2,577,446
Shares issued in reinvestment of dividends	19,488	382,521	—	—
Shares redeemed	(92,010)	(1,066,678)	(7)	(75)
Net increase	4,668,520	$54,077,477	230,879	$2,577,371
Total Net Increase	48,622,099	$567,876,882	7,379,569	$79,607,261
[1]	Commencement of operations.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	BLACKROCK FUNDS	JANUARY 31, 2014

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and
    Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and
Co-Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Fund Advisors
San Francisco, CA 94105

Custodian, Accounting Agent and
Co-Administrator
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK FUNDS	JANUARY 31, 2014	55

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

56	BLACKROCK FUNDS	JANUARY 31, 2014

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	JANUARY 31, 2014	57

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources
    Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short
    Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities
    Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities
    Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology
    Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund BlackRock Core Bond Portfolio BlackRock CoreAlpha Bond Fund BlackRock CoRI Funds 2015 2017 2019 2021 2023

BlackRock Emerging Markets Flexible
    Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income
    Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock National Municipal Fund	BlackRock New Jersey Municipal Bond Fund BlackRock New York Municipal Bond Fund BlackRock Pennsylvania Municipal Bond Fund	BlackRock Short-Term Municipal Fund BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolio
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund
BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

58	BLACKROCK FUNDS	JANUARY 31, 2014

[THIS PAGE INTENTIONALLY LEFT BLANK]

The report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see each Fund’s prospectus for a description of risks associated with global investments.

EMLSGLS-1/14-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 –  Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: April 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: April 2, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Funds

Date: April 2, 2014

3